UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Government Income Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19
Class A	4.25	1.02	2.17	-1.54	5.20	24.00	1.10	1.05
Class B	2.83	0.67	1.96	-2.72	3.39	21.44	0.36	0.35
Class C	6.71	1.03	1.80	1.17	5.24	19.56	0.36	0.35
Class I2,3	8.78	1.98	2.67	2.68	10.27	30.10	1.35	1.34
Class R6[2,3]	8.89	1.98	2.67	2.84	10.30	30.14	1.45	1.45
Index†	9.70	2.50	2.85	3.09	13.13	32.44	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.04	1.79	1.79	0.79	0.68
Net (%)	0.98	1.78	1.78	0.78	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Government Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Government Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-09	12,144	12,144	13,244
Class C4	11-30-09	11,956	11,956	13,244
Class I2,3	11-30-09	13,010	13,010	13,244
Class R6[2,3]	11-30-09	13,014	13,014	13,244

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class I shares and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,025.70	$4.96	0.98%
	Hypothetical example	1,000.00	1,020.10	4.95	0.98%
Class B	Actual expenses/actual returns	1,000.00	1,022.80	8.95	1.77%
	Hypothetical example	1,000.00	1,016.20	8.92	1.77%
Class C	Actual expenses/actual returns	1,000.00	1,021.70	8.95	1.77%
	Hypothetical example	1,000.00	1,016.20	8.92	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,026.80	3.90	0.77%
	Hypothetical example	1,000.00	1,021.20	3.89	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,028.40	3.40	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	7

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 83.1%				$209,958,252
(Cost $203,253,306)
U.S. Government 57.4%				144,924,749
U.S. Treasury
Bond	2.250	08-15-49	350,000	353,336
Bond	2.375	11-15-49	950,000	986,070
Bond	2.875	05-15-43	8,950,000	10,067,352
Bond	2.875	11-15-46	8,345,000	9,484,288
Bond	2.875	05-15-49	4,984,000	5,705,512
Bond	3.000	05-15-42	1,750,000	2,005,938
Bond	3.000	02-15-48	10,420,000	12,153,546
Note	1.250	08-31-24	750,000	737,227
Note	1.500	08-31-21	2,500,000	2,492,969
Note	1.500	09-30-21	4,150,000	4,139,463
Note	1.500	08-15-22	13,195,000	13,158,404
Note	1.500	09-15-22	3,000,000	2,991,797
Note (A)	1.500	10-31-24	43,500,000	43,228,126
Note	1.625	11-15-22	3,000,000	3,001,875
Note	1.625	08-15-29	8,650,000	8,521,602
Note	1.750	07-31-21	13,850,000	13,868,394
Note	1.750	11-15-29	2,000,000	1,994,766
Note	3.000	10-31-25	9,350,000	10,034,084
U.S. Government Agency 25.7%				65,033,503
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,026,460	1,061,389
30 Yr Pass Thru	3.000	10-01-49	996,978	1,015,781
30 Yr Pass Thru	3.500	12-01-44	3,252,565	3,432,170
30 Yr Pass Thru	3.500	02-01-47	1,547,980	1,614,303
30 Yr Pass Thru	4.000	12-01-40	741,604	793,371
30 Yr Pass Thru	4.000	01-01-41	807,676	864,055
30 Yr Pass Thru	4.000	01-01-41	883,689	945,373
30 Yr Pass Thru	4.000	11-01-43	1,226,472	1,317,833
30 Yr Pass Thru	4.000	06-01-47	1,481,405	1,556,110
Note	2.100	10-17-22	2,000,000	2,001,074
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,287,591	1,321,644
30 Yr Pass Thru (B)	3.000	10-01-49	2,488,588	2,541,510
30 Yr Pass Thru (B)	3.000	11-01-49	2,500,000	2,542,227
30 Yr Pass Thru	3.500	07-01-43	1,903,684	2,010,048
30 Yr Pass Thru	3.500	03-01-44	907,569	958,277
30 Yr Pass Thru	3.500	01-01-45	4,553,726	4,806,731
30 Yr Pass Thru	3.500	04-01-45	4,201,673	4,414,110
30 Yr Pass Thru	3.500	10-01-49	1,982,704	2,040,817
8	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-40	2,174,829	$2,326,641
30 Yr Pass Thru	4.000	12-01-40	1,441,603	1,541,331
30 Yr Pass Thru	4.000	09-01-41	1,489,500	1,598,128
30 Yr Pass Thru	4.000	10-01-41	1,472,080	1,582,198
30 Yr Pass Thru	4.000	01-01-42	723,483	777,376
30 Yr Pass Thru	4.000	07-01-42	1,766,448	1,897,482
30 Yr Pass Thru	4.000	11-01-42	3,539,239	3,784,080
30 Yr Pass Thru	4.000	11-01-43	3,145,461	3,383,703
30 Yr Pass Thru	4.000	12-01-43	1,795,579	1,922,601
30 Yr Pass Thru	4.500	08-01-40	1,456,427	1,576,499
30 Yr Pass Thru	4.500	06-01-41	2,494,499	2,697,814
30 Yr Pass Thru	4.500	07-01-41	2,265,041	2,449,653
30 Yr Pass Thru	4.500	11-01-41	463,074	500,817
30 Yr Pass Thru	4.500	02-01-42	1,450,505	1,567,822

30 Yr Pass Thru	4.500	04-01-48	2,051,533	2,190,535
Collateralized mortgage obligations 14.6%				$36,984,787
(Cost $37,508,931)
Commercial and residential 3.4%				8,597,605
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (C)(D)	3.000	09-25-64	1,628,664	1,642,435
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.797	08-15-45	3,800,458	132,792
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-LC13, Class B (C)(D)	5.009	08-10-46	595,000	641,029
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	4,797,627	157,345
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	2,213,020	2,299,920
Series 2019-1, Class MA	3.500	07-25-58	1,639,333	1,697,478
Series 2019-2, Class MA	3.500	08-25-58	948,720	988,735
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (C)(D)	2.800	03-18-28	1,040,000	1,037,871
U.S. Government Agency 11.2%				28,387,182
Federal Home Loan Mortgage Corp.
Series 4083, Class PB	3.500	09-15-41	4,602,759	4,807,963
Series 4459, Class CA	5.000	12-15-34	116,999	125,185
Series K017, Class X1 IO	1.445	12-25-21	3,470,224	71,609
Series K018, Class A2	2.789	01-25-22	1,998,532	2,023,468
Series K018, Class X1 IO	1.449	01-25-22	3,370,353	74,247
Series K022, Class X1 IO	1.341	07-25-22	8,853,788	234,246
Series K026, Class X1 IO	1.103	11-25-22	4,244,811	102,281
Series K030, Class X1 IO	0.298	04-25-23	47,307,906	268,155
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K032, Class A1	3.016	02-25-23	751,433	$765,307
Series K038, Class X1 IO	1.289	03-25-24	6,674,689	272,722
Series K048, Class X1 IO	0.371	06-25-25	5,106,424	63,286
Series K050, Class X1 IO	0.456	08-25-25	72,765,428	1,236,656
Series K053, Class X1 IO	1.025	12-25-25	27,803,413	1,286,547
Series K054, Class X1 IO	1.312	01-25-26	21,669,655	1,341,302
Series K715, Class X1 IO	1.232	01-25-21	35,431,237	282,174
Series K716, Class A2	3.130	06-25-21	575,000	581,557
Series K718, Class X1 IO	0.729	01-25-22	20,475,111	213,105
Series K720, Class X1 IO	0.640	08-25-22	63,403,324	681,655
Series K722, Class X1 IO	1.440	03-25-23	26,491,698	921,548
Series K725, Class A1	2.666	05-25-23	1,274,345	1,290,800
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,034,819
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	133,854	138,986
Series 2013-40, Class DG	2.000	06-25-37	636,372	635,841
Series 2014-44, Class DA	3.000	07-25-36	975,484	1,003,895
Series 2014-49, Class CA	3.000	08-25-44	903,449	924,145
Series 2018-M7, Class A1 (D)	3.150	03-25-28	1,897,263	2,004,743
Government National Mortgage Association
Series 2012-114, Class IO	0.786	01-16-53	1,710,170	78,106
Series 2013-30, Class A	1.500	05-16-42	457,022	450,118
Series 2015-7, Class IO	0.764	01-16-57	14,436,910	766,772
Series 2017-109, Class IO	0.600	04-16-57	2,548,639	128,612
Series 2017-124, Class IO	0.709	01-16-59	3,253,763	199,927
Series 2017-140, Class IO	0.609	02-16-59	1,909,065	107,213
Series 2017-20, Class IO	0.743	12-16-58	4,128,855	237,819
Series 2017-41, Class IO	0.792	07-16-58	2,799,481	169,148
Series 2017-46, Class IO	0.620	11-16-57	3,051,985	168,710
Series 2017-54, Class IO	0.652	12-16-58	19,134,349	1,083,085
Series 2017-61, Class IO	0.766	05-16-59	1,897,605	126,762
Series 2017-74, Class IO	0.775	09-16-58	3,466,015	193,478
Series 2017-89, Class IO	0.766	07-16-59	3,502,965	233,713
Series 2018-114, Class IO	0.540	04-16-60	3,759,389	220,704
Series 2018-68, Class A	2.850	04-16-50	706,826	717,633

Series 2018-9, Class IO	0.559	01-16-60	2,202,470	119,140
Asset backed securities 1.4%				$3,466,062
(Cost $3,442,352)
Asset backed securities 1.4%				3,466,062
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (C)(E)	1.948	07-25-36	230,202	230,309
10	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (E)	2.070	10-25-36	942,361	$937,018
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (E)	3.281	02-25-35	319	322
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	165,750	165,593
Towd Point Mortgage Trust
Series 2017-1, Class A1 (C)(D)	2.750	10-25-56	117,864	118,353
Series 2017-2, Class A1 (C)(D)	2.750	04-25-57	91,254	92,003
Series 2017-3, Class A1 (C)(D)	2.750	07-25-57	1,202,394	1,208,196
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (C)(E)	2.308	02-25-57	715,943	714,268

	Yield (%)	Shares	Value
Short-term investments 15.5%			$39,118,071
(Cost $39,118,536)
Short-term funds 15.5%			39,118,071
John Hancock Collateral Trust (F)	1.7887(G)	3,909,344	39,118,071

Total investments (Cost $283,323,125) 114.6%	$289,527,172
Other assets and liabilities, net (14.6%)	(36,806,610)
Total net assets 100.0%	$252,720,562

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 11-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $35,612,144.
(G)	The rate shown is the annualized seven-day yield as of 11-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	108	Long	Mar 2020	$23,283,911	$23,283,281	$(630)
5-Year U.S. Treasury Note Futures	15	Long	Mar 2020	1,784,796	1,784,531	(265)
						$(895)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $283,910,663. Net unrealized appreciation aggregated to $5,615,614, of which $7,384,438 related to gross unrealized appreciation and $1,768,824 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
12	JOHN HANCOCK GOVERNMENT INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $244,204,589) including $34,818,767 of securities loaned	$250,409,101
Affiliated investments, at value (Cost $39,118,536)	39,118,071
Total investments, at value (Cost $283,323,125)	289,527,172
Receivable for futures variation margin	11,071
Collateral held at broker for futures contracts	130,000
Interest receivable	935,412
Receivable for fund shares sold	227,709
Receivable for investments sold	2,752,097
Receivable for securities lending income	6,498
Receivable from affiliates	669
Other assets	55,062
Total assets	293,645,690
Liabilities
Distributions payable	19,827
Payable for delayed delivery securities purchased	5,087,455
Payable for fund shares repurchased	80,154
Payable upon return of securities loaned	35,612,500
Payable to affiliates
Accounting and legal services fees	31,187
Transfer agent fees	23,290
Distribution and service fees	4,370
Trustees' fees	372
Other liabilities and accrued expenses	65,973
Total liabilities	40,925,128
Net assets	$252,720,562
Net assets consist of
Paid-in capital	$261,293,362
Total distributable earnings (loss)	(8,572,800)
Net assets	$252,720,562

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	13

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($221,464,246 ÷ 23,313,780 shares)[1]	$9.50
Class B ($547,916 ÷ 57,703 shares)[1]	$9.50
Class C ($5,165,232 ÷ 543,806 shares)[1]	$9.50
Class I ($5,292,324 ÷ 556,811 shares)	$9.50
Class R6 ($20,250,844 ÷ 2,130,408 shares)	$9.51
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.90

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$2,918,479
Securities lending	24,143
Income distributions received from affiliated investments	4,441
Total investment income	2,947,063
Expenses
Investment management fees	662,632
Distribution and service fees	306,319
Accounting and legal services fees	27,065
Transfer agent fees	140,641
Trustees' fees	2,312
Custodian fees	24,022
State registration fees	40,999
Printing and postage	31,187
Professional fees	29,817
Other	9,041
Total expenses	1,274,035
Less expense reductions	(58,401)
Net expenses	1,215,634
Net investment income	1,731,429
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	3,797,686
Affiliated investments	3,448
Futures contracts	200,930
4,002,064
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	716,185
Affiliated investments	(465)
Futures contracts	(93,551)
622,169
Net realized and unrealized gain	4,624,233
Increase in net assets from operations	$6,355,662
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,731,429	$5,021,989
Net realized gain (loss)	4,002,064	(1,293,801)
Change in net unrealized appreciation (depreciation)	622,169	9,084,302
Increase in net assets resulting from operations	6,355,662	12,812,490
Distributions to shareholders
From earnings
Class A	(1,848,845)	(5,349,501)
Class B	(3,190)	(19,338)
Class C	(26,371)	(125,331)
Class I	(47,729)	(109,969)
Class R6	(196,747)	(536,828)
Total distributions	(2,122,882)	(6,140,967)
From fund share transactions	482,013	(15,135,071)
Total increase (decrease)	4,714,793	(8,463,548)
Net assets
Beginning of period	248,005,769	256,469,317
End of period	$252,720,562	$248,005,769
16	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.34	$9.08	$9.41	$9.61	$9.64	$9.69
Net investment income[2]	0.07	0.18	0.16	0.14	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.17	0.31	(0.29)	(0.14)	0.04	0.04
Total from investment operations	0.24	0.49	(0.13)	—	0.19	0.19
Less distributions
From net investment income	(0.08)	(0.23)	(0.20)	(0.20)	(0.22)	(0.24)
Net asset value, end of period	$9.50	$9.34	$9.08	$9.41	$9.61	$9.64
Total return (%)[3,4]	2.57 [5]	5.46	(1.35)	0.02	1.98	1.93
Ratios and supplemental data
Net assets, end of period (in millions)	$221	$217	$222	$249	$282	$275
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03 [6]	1.03	1.06	1.12	1.10	1.09
Expenses including reductions	0.98 [6]	0.98	0.98	0.98	0.98	0.98
Net investment income	1.38 [6]	2.04	1.69	1.49	1.61	1.53
Portfolio turnover (%)	114	87	103	63	60	77

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	17

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.33	$9.08	$9.41	$9.61	$9.64	$9.69
Net investment income[2]	0.03	0.11	0.08	0.07	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.18	0.29	(0.28)	(0.14)	0.03	0.04
Total from investment operations	0.21	0.40	(0.20)	(0.07)	0.11	0.11
Less distributions
From net investment income	(0.04)	(0.15)	(0.13)	(0.13)	(0.14)	(0.16)
Net asset value, end of period	$9.50	$9.33	$9.08	$9.41	$9.61	$9.64
Total return (%)[3,4]	2.28 [5]	4.52	(2.12)	(0.76)	1.20	1.16
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$3	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.81	1.87	1.85	1.84
Expenses including reductions	1.77 [6]	1.77	1.77	1.77	1.75	1.74
Net investment income	0.60 [6]	1.23	0.87	0.70	0.84	0.77
Portfolio turnover (%)	114	87	103	63	60	77

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$9.34	$9.08	$9.41	$9.61	$9.65	$9.69
Net investment income[2]	0.03	0.11	0.08	0.07	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.17	0.30	(0.28)	(0.14)	0.02	0.04
Total from investment operations	0.20	0.41	(0.20)	(0.07)	0.10	0.12
Less distributions
From net investment income	(0.04)	(0.15)	(0.13)	(0.13)	(0.14)	(0.16)
Net asset value, end of period	$9.50	$9.34	$9.08	$9.41	$9.61	$9.65
Total return (%)[3,4]	2.17 [5]	4.63	(2.12)	(0.76)	1.09	1.26
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$8	$13	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78 [6]	1.78	1.81	1.87	1.85	1.84
Expenses including reductions	1.77 [6]	1.77	1.77	1.77	1.75	1.74
Net investment income	0.59 [6]	1.25	0.88	0.70	0.84	0.77
Portfolio turnover (%)	114	87	103	63	60	77

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	19

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$9.34	$9.09	$9.42	$9.72
Net investment income[3]	0.08	0.20	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.17	0.29	(0.27)	(0.26)
Total from investment operations	0.25	0.49	(0.11)	(0.14)
Less distributions
From net investment income	(0.09)	(0.24)	(0.22)	(0.16)
Net asset value, end of period	$9.50	$9.34	$9.09	$9.42
Total return (%)[4]	2.68 [5]	5.55	(1.13)	(1.46) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$4	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [6]	0.79	0.81	0.85 [6]
Expenses including reductions	0.77 [6]	0.79	0.77	0.75 [6]
Net investment income	1.59 [6]	2.24	1.71	1.73 [6]
Portfolio turnover (%)	114	87	103	63 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
20	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$9.34	$9.09	$9.45
Net investment income[3]	0.08	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.19	0.29	(0.33)
Total from investment operations	0.27	0.50	(0.18)
Less distributions
From net investment income	(0.10)	(0.25)	(0.18)
Net asset value, end of period	$9.51	$9.34	$9.09
Total return (%)[4]	2.84 [5]	5.67	(1.91) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67 [6]	0.68	0.71 [6]
Expenses including reductions	0.67 [6]	0.67	0.67 [6]
Net investment income	1.69 [6]	2.35	2.20 [6]
Portfolio turnover (%)	114	87	103 [7]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
22	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$209,958,252	—	$209,958,252	—
Collateralized mortgage obligations	36,984,787	—	36,984,787	—
Asset backed securities	3,466,062	—	3,466,062	—
Short-term investments	39,118,071	$39,118,071	—	—
Total investments in securities	$289,527,172	$39,118,071	$250,409,101	—
Derivatives:
Liabilities
Futures	$(895)	$(895)	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	23

anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
24	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2019, the fund loaned securities valued at $34,818,767 and received $35,612,500 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $1,312.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	25

For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $8,681,635 and a long-term capital loss carryforward of $9,019,812 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of
26	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2019, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $16.1 million to $25.1 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	—	$(895)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$200,930
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(93,551)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	27

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. The fee waiver and/or expense reimbursements will expire on September 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$57,223
Class B	27
Class C	220
Class	Expense reduction
Class I	$190
Class R6	741
Total	$58,401

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.48% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
28	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $84,511 for the six months ended November 30, 2019. Of this amount, $12,451 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $72,060 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $902 and $164 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$273,475	$132,365
Class B	3,502	423
Class C	29,342	3,549
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	29

Class	Distribution and service fees	Transfer agent fees
Class I	—	$3,045
Class R6	—	1,259
Total	$306,319	$140,641
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,606,082	$15,240,340	2,517,492	$22,796,300
Distributions reinvested	180,082	1,710,362	542,583	4,920,573
Repurchased	(1,706,211)	(16,132,978)	(4,266,954)	(38,588,211)
Net increase (decrease)	79,953	$817,724	(1,206,879)	$(10,871,338)
Class B shares
Sold	—	$4	346	$3,152
Distributions reinvested	307	2,911	1,989	18,003
Repurchased	(30,985)	(293,234)	(81,505)	(736,331)
Net decrease	(30,678)	$(290,319)	(79,170)	$(715,176)
Class C shares
Sold	46,259	$442,775	175,871	$1,592,839
Distributions reinvested	2,634	25,004	13,175	119,382
Repurchased	(179,524)	(1,699,671)	(443,766)	(4,013,330)
Net decrease	(130,631)	$(1,231,892)	(254,720)	$(2,301,109)
Class I shares
Sold	106,144	$1,005,402	286,094	$2,598,653
Distributions reinvested	5,011	47,609	12,083	109,738
Repurchased	(86,732)	(817,903)	(197,902)	(1,787,137)
Net increase	24,423	$235,108	100,275	$921,254
Class R6 shares
Sold	285,808	$2,708,524	368,226	$3,336,578
Distributions reinvested	20,704	196,735	59,163	536,828
Repurchased	(206,122)	(1,953,867)	(667,965)	(6,042,108)
Net increase (decrease)	100,390	$951,392	(240,576)	$(2,168,702)
Total net increase (decrease)	43,457	$482,013	(1,681,070)	$(15,135,071)
30	JOHN HANCOCK Government Income Fund | SEMIANNUAL REPORT

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $11,923,175 and $26,826,035, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $273,539,384 and $257,538,585, respectively, for the six months ended November 30, 2019.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,909,344	—	$160,779,878	$(121,664,790)	$3,448	$(465)	$28,584	—	$39,118,071

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Government Income Fund	31

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly known as "John Hancock Advisers, LLC") and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly known as John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       32

legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       33

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group average for the one-, three- and five-year periods ended December 31, 2018 and outperformed its benchmark index and its peer group average for the ten-year period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including management's discussion of the reasons for the fund's recent underperformance relative to the peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       34

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       35

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       36

The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationshipwith the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Boardwas mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       37

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028730	56SA 11/19 1/20

John Hancock

Investment Grade Bond Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
30	Financial statements
34	Financial highlights
41	Notes to financial statements
51	Continuation of investment advisory and subadvisory agreements
58	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19
Class A	5.80	2.12	3.86	-0.66	11.08	46.06	1.91	1.83
Class B	4.43	1.80	3.66	-1.89	9.33	43.29	1.25	1.17
Class C	8.44	2.17	3.51	2.11	11.32	41.16	1.25	1.17
Class I2	10.62	3.23	4.61	3.72	17.25	56.92	2.24	2.15
Class R2[2,3]	10.20	2.90	4.26	3.54	15.36	51.70	1.91	1.82
Class R4[2,3]	10.46	3.11	4.36	3.65	16.53	53.25	2.11	1.92
Class R6[2,3]	10.73	3.32	4.47	3.68	17.75	54.84	2.35	2.26
Index†	10.79	3.08	3.59	3.81	16.39	42.29	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	0.86	1.61	1.61	0.61	1.00	0.85	0.50
Net (%)	0.75	1.50	1.50	0.50	0.89	0.64	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-09	14,329	14,329	14,229
Class C4	11-30-09	14,116	14,116	14,229
Class I2	11-30-09	15,692	15,692	14,229
Class R2[2,3]	11-30-09	15,170	15,170	14,229
Class R4[2,3]	11-30-09	15,325	15,325	14,229
Class R6[2,3]	11-30-09	15,484	15,484	14,229

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.00	$3.82	0.75%
	Hypothetical example	1,000.00	1,021.30	3.79	0.75%
Class B	Actual expenses/actual returns	1,000.00	1,031.10	7.62	1.50%
	Hypothetical example	1,000.00	1,017.50	7.57	1.50%
Class C	Actual expenses/actual returns	1,000.00	1,031.10	7.62	1.50%
	Hypothetical example	1,000.00	1,017.50	7.57	1.50%
Class I	Actual expenses/actual returns	1,000.00	1,037.20	2.60	0.51%
	Hypothetical example	1,000.00	1,022.50	2.58	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,035.40	4.38	0.86%
	Hypothetical example	1,000.00	1,020.70	4.34	0.86%
Class R4	Actual expenses/actual returns	1,000.00	1,036.50	3.26	0.64%
	Hypothetical example	1,000.00	1,021.80	3.23	0.64%
Class R6	Actual expenses/actual returns	1,000.00	1,036.80	2.04	0.40%
	Hypothetical example	1,000.00	1,023.00	2.02	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.6%				$731,561,149
(Cost $719,111,919)
U.S. Government 18.1%				267,082,238
U.S. Treasury
Bond	2.250	08-15-49	43,312,000	43,724,818
Bond	2.750	11-15-42	42,705,000	47,043,895
Bond	3.000	02-15-47	22,602,000	26,314,555
Note	1.500	08-31-21	30,690,000	30,603,684
Note	1.500	10-31-21	4,355,000	4,344,623
Note (A)	1.500	10-31-24	37,509,000	37,274,569
Note	1.625	09-30-26	25,860,000	25,689,284
Note	1.750	11-15-29	45,282,000	45,163,488
Treasury Inflation Protected Security	0.250	07-15-29	6,870,669	6,923,322
U.S. Government Agency 31.5%				464,478,911
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	7,105,985	7,326,616
15 Yr Pass Thru	3.000	01-01-33	4,830,817	4,983,826
30 Yr Pass Thru	3.000	03-01-43	476,994	493,821
30 Yr Pass Thru	3.000	03-01-43	4,020,879	4,156,447
30 Yr Pass Thru	3.000	04-01-43	680,815	703,983
30 Yr Pass Thru	3.000	12-01-45	1,651,868	1,703,433
30 Yr Pass Thru	3.000	10-01-46	1,925,951	1,974,636
30 Yr Pass Thru	3.000	10-01-46	1,415,653	1,455,420
30 Yr Pass Thru	3.000	12-01-46	5,174,889	5,315,405
30 Yr Pass Thru	3.000	12-01-46	1,196,283	1,233,627
30 Yr Pass Thru	3.000	04-01-47	822,739	845,337
30 Yr Pass Thru	3.000	04-01-47	12,080,439	12,367,541
30 Yr Pass Thru	3.000	09-01-49	13,893,478	14,184,592
30 Yr Pass Thru	3.000	10-01-49	26,550,754	27,100,028
30 Yr Pass Thru	3.000	10-01-49	5,184,287	5,282,060
30 Yr Pass Thru	3.000	12-01-49	15,904,000	16,286,941
30 Yr Pass Thru	3.500	02-01-42	1,333,947	1,403,438
30 Yr Pass Thru	3.500	04-01-44	692,592	733,001
30 Yr Pass Thru	3.500	07-01-46	3,285,583	3,426,968
30 Yr Pass Thru	3.500	10-01-46	2,110,683	2,225,914
30 Yr Pass Thru	3.500	11-01-46	2,030,676	2,126,310
30 Yr Pass Thru	3.500	12-01-46	1,131,605	1,188,080
30 Yr Pass Thru	3.500	01-01-47	7,096,539	7,475,100
30 Yr Pass Thru	3.500	02-01-47	2,025,981	2,113,922
30 Yr Pass Thru	3.500	04-01-47	1,241,387	1,307,996
30 Yr Pass Thru	3.500	11-01-47	3,220,307	3,358,883
30 Yr Pass Thru	3.500	11-01-48	6,086,533	6,409,314
30 Yr Pass Thru	3.500	06-01-49	16,063,739	16,685,167
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-43	268,291	$288,276
30 Yr Pass Thru	4.000	02-01-44	116,110	124,324
30 Yr Pass Thru	4.000	07-01-45	3,865,533	4,147,441
30 Yr Pass Thru	4.000	03-01-48	2,528,400	2,650,215
30 Yr Pass Thru	4.000	08-01-48	1,367,975	1,448,503
30 Yr Pass Thru	4.000	12-01-48	4,389,545	4,576,610
30 Yr Pass Thru	4.500	02-01-41	592,464	641,143
30 Yr Pass Thru	4.500	03-01-47	2,243,816	2,400,129
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	229,921	235,714
15 Yr Pass Thru	3.500	06-01-34	954,290	995,494
15 Yr Pass Thru	4.000	12-01-24	274,844	286,518
30 Yr Pass Thru (B)	3.000	TBA	21,150,000	21,449,074
30 Yr Pass Thru	3.000	12-01-42	1,128,428	1,167,588
30 Yr Pass Thru	3.000	04-01-43	3,767,342	3,885,131
30 Yr Pass Thru	3.000	12-01-45	4,142,600	4,244,935
30 Yr Pass Thru	3.000	08-01-46	1,958,283	2,012,167
30 Yr Pass Thru	3.000	10-01-46	2,332,852	2,390,481
30 Yr Pass Thru	3.000	01-01-47	2,333,785	2,396,542
30 Yr Pass Thru	3.000	02-01-47	1,227,868	1,265,491
30 Yr Pass Thru	3.000	10-01-47	2,741,394	2,816,825
30 Yr Pass Thru	3.000	12-01-47	11,607,591	11,883,455
30 Yr Pass Thru	3.000	11-01-48	3,072,051	3,147,941
30 Yr Pass Thru	3.000	12-01-48	1,888,805	1,932,514
30 Yr Pass Thru	3.000	07-01-49	19,677,599	19,960,775
30 Yr Pass Thru	3.000	09-01-49	13,674,255	13,900,951
30 Yr Pass Thru	3.000	09-01-49	7,367,990	7,490,139
30 Yr Pass Thru	3.000	09-01-49	2,974,626	3,049,038
30 Yr Pass Thru	3.000	10-01-49	3,304,559	3,360,375
30 Yr Pass Thru	3.000	10-01-49	5,186,765	5,314,896
30 Yr Pass Thru	3.000	11-01-49	25,137,246	25,671,810
30 Yr Pass Thru	3.000	11-01-49	2,845,707	2,920,452
30 Yr Pass Thru	3.000	11-01-49	3,079,000	3,144,477
30 Yr Pass Thru	3.500	01-01-42	1,438,912	1,512,563
30 Yr Pass Thru	3.500	06-01-42	1,979,704	2,090,315
30 Yr Pass Thru	3.500	07-01-42	3,189,844	3,369,065
30 Yr Pass Thru	3.500	01-01-43	594,387	624,439
30 Yr Pass Thru	3.500	04-01-43	475,773	499,382
30 Yr Pass Thru	3.500	06-01-43	2,051,611	2,166,239
30 Yr Pass Thru	3.500	07-01-43	331,112	349,612
30 Yr Pass Thru	3.500	03-01-44	3,152,607	3,328,752
30 Yr Pass Thru	3.500	10-01-44	4,452,909	4,671,091
30 Yr Pass Thru	3.500	04-01-45	863,734	907,404
30 Yr Pass Thru	3.500	04-01-45	2,112,208	2,219,001
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-46	3,530,227	$3,674,516
30 Yr Pass Thru	3.500	07-01-46	1,385,176	1,450,449
30 Yr Pass Thru	3.500	07-01-47	4,623,117	4,868,420
30 Yr Pass Thru	3.500	11-01-47	4,414,751	4,631,063
30 Yr Pass Thru	3.500	11-01-47	2,198,880	2,277,760
30 Yr Pass Thru	3.500	12-01-47	2,741,029	2,867,623
30 Yr Pass Thru	3.500	01-01-48	5,778,373	6,045,247
30 Yr Pass Thru	3.500	03-01-48	2,226,097	2,344,909
30 Yr Pass Thru	3.500	06-01-48	971,019	1,018,597
30 Yr Pass Thru	3.500	07-01-49	8,528,703	8,776,015
30 Yr Pass Thru	3.500	09-01-49	17,866,550	18,390,220
30 Yr Pass Thru (B)	3.500	10-01-49	8,922,166	9,183,675
30 Yr Pass Thru	4.000	09-01-40	668,760	715,442
30 Yr Pass Thru	4.000	01-01-41	525,730	563,414
30 Yr Pass Thru	4.000	09-01-41	876,323	936,946
30 Yr Pass Thru	4.000	09-01-41	2,535,316	2,724,968
30 Yr Pass Thru	4.000	10-01-41	35,919	38,606
30 Yr Pass Thru	4.000	11-01-41	1,356,620	1,450,469
30 Yr Pass Thru	4.000	01-01-42	354,916	381,354
30 Yr Pass Thru	4.000	01-01-42	502,999	537,324
30 Yr Pass Thru	4.000	03-01-42	2,494,694	2,664,935
30 Yr Pass Thru	4.000	05-01-43	2,499,413	2,666,071
30 Yr Pass Thru	4.000	09-01-43	1,834,324	1,981,284
30 Yr Pass Thru	4.000	10-01-43	1,548,019	1,660,915
30 Yr Pass Thru	4.000	12-01-43	2,420,152	2,591,357
30 Yr Pass Thru	4.000	01-01-44	380,541	409,482
30 Yr Pass Thru	4.000	02-01-46	1,652,930	1,741,451
30 Yr Pass Thru	4.000	06-01-46	1,190,863	1,254,638
30 Yr Pass Thru	4.000	07-01-46	3,037,346	3,200,008
30 Yr Pass Thru	4.000	03-01-47	4,595,617	4,874,762
30 Yr Pass Thru	4.000	05-01-47	2,967,539	3,147,791
30 Yr Pass Thru	4.000	12-01-47	1,209,538	1,287,165
30 Yr Pass Thru	4.000	04-01-48	4,195,113	4,461,729
30 Yr Pass Thru	4.000	06-01-48	3,770,921	3,942,230
30 Yr Pass Thru	4.000	10-01-48	2,454,170	2,602,473
30 Yr Pass Thru	4.500	08-01-40	1,136,253	1,229,928
30 Yr Pass Thru	4.500	08-01-40	540,266	584,807
30 Yr Pass Thru	4.500	12-01-40	346,742	375,220
30 Yr Pass Thru	4.500	05-01-41	443,866	480,321
30 Yr Pass Thru	4.500	05-01-41	602,953	652,850
30 Yr Pass Thru	4.500	06-01-41	688,138	744,225
30 Yr Pass Thru	4.500	07-01-41	385,057	416,441
30 Yr Pass Thru	4.500	11-01-41	115,522	124,937
30 Yr Pass Thru	4.500	12-01-41	2,274,693	2,458,670
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-42	971,363	$1,050,534
30 Yr Pass Thru	4.500	04-01-48	1,803,942	1,926,168

30 Yr Pass Thru	4.500	07-01-48	5,940,046	6,266,409
Foreign government obligations 0.4%				$6,283,140
(Cost $5,842,185)
Qatar 0.2%				3,864,402
State of Qatar
Bond (C)	3.375	03-14-24	2,027,000	2,117,202
Bond (C)	5.103	04-23-48	1,365,000	1,747,200
Saudi Arabia 0.2%				2,418,738
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	2,165,000	2,418,738

Corporate bonds 31.8%				$468,882,886
(Cost $453,870,840)
Communication services 1.9%				28,100,273
Diversified telecommunication services 0.8%
AT&T, Inc.	3.400	05-15-25	2,555,000	2,667,644
AT&T, Inc.	3.800	02-15-27	1,497,000	1,591,593
Level 3 Financing, Inc. (C)	3.400	03-01-27	1,717,000	1,718,459
Verizon Communications, Inc.	4.400	11-01-34	1,100,000	1,276,606
Verizon Communications, Inc.	4.862	08-21-46	3,120,000	3,902,154
Entertainment 0.0%
Activision Blizzard, Inc.	3.400	09-15-26	596,000	626,817
Media 1.0%
CBS Corp.	3.700	08-15-24	1,260,000	1,322,830
Charter Communications Operating LLC (A)	4.200	03-15-28	2,291,000	2,428,539
Charter Communications Operating LLC	4.800	03-01-50	1,599,000	1,666,882
Charter Communications Operating LLC	5.750	04-01-48	2,976,000	3,446,093
Charter Communications Operating LLC	6.484	10-23-45	2,680,000	3,322,247
Comcast Corp.	3.000	02-01-24	2,165,000	2,239,410
Wireless telecommunication services 0.1%
CC Holdings GS V LLC (A)	3.849	04-15-23	1,065,000	1,117,530
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	740,000	773,469
Consumer discretionary 3.2%				47,795,923
Automobiles 1.5%
Daimler Finance North America LLC (C)	2.700	06-14-24	1,005,000	1,014,475
Daimler Finance North America LLC (C)	3.500	08-03-25	940,000	977,815
Ford Motor Credit Company LLC	4.134	08-04-25	4,798,000	4,795,960
Ford Motor Credit Company LLC	5.113	05-03-29	2,511,000	2,541,232
Ford Motor Credit Company LLC	5.875	08-02-21	3,391,000	3,550,324
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Company	4.875	10-02-23	2,626,000	$2,831,437
General Motors Financial Company, Inc.	4.000	01-15-25	3,648,000	3,780,555
General Motors Financial Company, Inc.	4.300	07-13-25	1,964,000	2,068,488
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	890,000	914,514
Hotels, restaurants and leisure 0.3%
Choice Hotels International, Inc.	3.700	12-01-29	2,029,000	2,019,768
Resorts World Las Vegas LLC (C)	4.625	04-16-29	1,565,000	1,630,437
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	3,080,000	3,272,719
Amazon.com, Inc.	4.050	08-22-47	1,921,000	2,295,583
Expedia Group, Inc. (C)	3.250	02-15-30	1,915,000	1,866,861
Expedia Group, Inc.	3.800	02-15-28	3,030,000	3,134,586
Expedia Group, Inc.	5.000	02-15-26	2,660,000	2,952,756
Prosus NV (C)	4.850	07-06-27	295,000	321,697
Prosus NV (C)	5.500	07-21-25	1,230,000	1,368,530
QVC, Inc.	4.375	03-15-23	1,440,000	1,490,860
QVC, Inc.	5.125	07-02-22	735,000	772,966
QVC, Inc.	5.450	08-15-34	700,000	693,739
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	3,273,000	3,500,621
Consumer staples 0.3%				4,198,292
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,606,000	1,863,368
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	790,000	797,578
Food products 0.1%
Kraft Heinz Foods Company (C)	4.875	02-15-25	1,495,000	1,537,346
Energy 3.2%				46,733,542
Oil, gas and consumable fuels 3.2%
Cimarex Energy Company	4.375	06-01-24	1,125,000	1,179,079
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	955,000	996,540
Continental Resources, Inc. (A)	5.000	09-15-22	1,309,000	1,316,446
Enable Midstream Partners LP	3.900	05-15-24	1,660,000	1,672,968
Enable Midstream Partners LP	4.150	09-15-29	1,750,000	1,632,532
Enable Midstream Partners LP	4.950	05-15-28	1,179,000	1,178,743
Enbridge Energy Partners LP	4.375	10-15-20	1,295,000	1,317,560
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,611,000	1,727,798
Energy Transfer Operating LP	4.200	04-15-27	563,000	577,026
Energy Transfer Operating LP	4.250	03-15-23	1,877,000	1,951,203
Energy Transfer Operating LP	5.150	03-15-45	1,340,000	1,359,477
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Operating LP	5.875	01-15-24	1,145,000	$1,261,207
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	2,621,000	2,634,105
Husky Energy, Inc.	3.950	04-15-22	945,000	975,197
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,290,000	1,734,106
MPLX LP	4.000	03-15-28	973,000	997,080
MPLX LP (C)	4.250	12-01-27	958,000	1,004,502
MPLX LP (C)	5.250	01-15-25	605,000	635,157
MPLX LP (C)	6.375	05-01-24	1,025,000	1,072,203
Newfield Exploration Company	5.625	07-01-24	1,400,000	1,527,102
ONEOK Partners LP	4.900	03-15-25	663,000	724,583
Sabine Pass Liquefaction LLC	4.200	03-15-28	849,000	893,827
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,592,000	1,742,798
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,953,000	2,233,974
Saudi Arabian Oil Company (C)	2.875	04-16-24	2,889,000	2,928,309
Schlumberger Holdings Corp. (C)	3.750	05-01-24	2,840,000	2,990,514
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,755,000	1,801,425
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,168,000	1,229,926
The Williams Companies, Inc.	3.750	06-15-27	1,510,000	1,545,955
The Williams Companies, Inc.	4.550	06-24-24	2,505,000	2,681,586
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,210,614
Financials 10.2%				150,585,534
Banks 7.1%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(D)	6.750	06-15-26	665,000	753,944
Banco Santander SA	4.379	04-12-28	1,525,000	1,671,350
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24	3,475,000	3,660,975
Bank of America Corp.	3.950	04-21-25	1,719,000	1,827,591
Bank of America Corp.	4.200	08-26-24	735,000	787,561
Bank of America Corp.	4.450	03-03-26	2,498,000	2,742,355
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	2,250,000	2,576,250
Bank of Montreal	3.300	02-05-24	3,985,000	4,143,615
Barclays Bank PLC (C)	10.179	06-12-21	650,000	724,696
Barclays PLC	4.375	01-12-26	1,265,000	1,356,453
BPCE SA (C)	4.500	03-15-25	1,730,000	1,859,059
BPCE SA (C)	5.700	10-22-23	1,850,000	2,040,544
Citigroup, Inc.	3.200	10-21-26	2,094,000	2,172,839
Citigroup, Inc.	4.600	03-09-26	2,513,000	2,765,885
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	5.500	09-13-25	720,000	$823,136
Danske Bank A/S (C)	5.000	01-12-22	1,497,000	1,571,641
Discover Bank	2.450	09-12-24	1,345,000	1,342,749
Fifth Third Bancorp	2.375	01-28-25	3,590,000	3,597,093
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	3,020,000	3,161,798
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (D)	6.875	06-01-21	995,000	1,039,775
ING Bank NV (C)	5.800	09-25-23	1,810,000	2,006,300
ING Groep NV	3.550	04-09-24	1,504,000	1,568,066
JPMorgan Chase & Co.	2.950	10-01-26	2,868,000	2,958,838
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	1,834,000	1,982,117
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	2,605,000	2,933,881
Lloyds Banking Group PLC	4.450	05-08-25	3,835,000	4,175,175
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	865,000	926,631
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (E)	2.547	12-01-21	735,000	735,780
Regions Financial Corp.	3.800	08-14-23	2,920,000	3,075,339
Royal Bank of Canada	2.250	11-01-24	2,370,000	2,364,341
Santander Holdings USA, Inc. (C)	3.244	10-05-26	3,242,000	3,256,493
Santander Holdings USA, Inc. (A)	3.400	01-18-23	1,310,000	1,342,478
Santander Holdings USA, Inc.	3.500	06-07-24	3,030,000	3,111,070
Santander Holdings USA, Inc. (A)	4.400	07-13-27	697,000	748,570
Santander UK Group Holdings PLC (C)	4.750	09-15-25	790,000	842,421
SunTrust Banks, Inc.	4.000	05-01-25	2,112,000	2,283,917
The PNC Financial Services Group, Inc.	2.200	11-01-24	2,352,000	2,345,922
The PNC Financial Services Group, Inc.	3.500	01-23-24	2,060,000	2,169,028
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	1,225,000	1,267,875
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	2,238,000	2,360,419
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,955,000	2,033,762
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	733,000	739,518
The Toronto-Dominion Bank	2.650	06-12-24	3,280,000	3,346,271
The Toronto-Dominion Bank	3.250	03-11-24	2,626,000	2,739,677
Wells Fargo & Company	3.550	09-29-25	3,645,000	3,848,710
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3 month LIBOR + 3.770%) (D)(E)	5.888	03-15-20	546,000	$554,299
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	4,395,000	4,881,922
Zions Bancorp NA	3.250	10-29-29	3,905,000	3,861,464
Capital markets 1.0%
Ares Capital Corp.	3.625	01-19-22	1,714,000	1,740,833
Cantor Fitzgerald LP (C)	4.875	05-01-24	2,050,000	2,181,038
Lazard Group LLC	4.375	03-11-29	1,250,000	1,363,238
Macquarie Bank, Ltd. (C)	4.875	06-10-25	1,850,000	1,993,609
Morgan Stanley	3.875	01-27-26	1,510,000	1,627,211
Stifel Financial Corp.	4.250	07-18-24	1,315,000	1,392,717
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,758,000	4,001,701
Consumer finance 0.5%
Capital One Financial Corp.	3.500	06-15-23	1,170,000	1,214,610
Capital One Financial Corp.	3.900	01-29-24	3,233,000	3,414,106
Discover Financial Services	3.950	11-06-24	2,698,000	2,864,095
Discover Financial Services	4.100	02-09-27	385,000	412,761
Diversified financial services 0.5%
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	2,648,000	2,850,290
Jefferies Financial Group, Inc.	5.500	10-18-23	1,350,000	1,473,350
Jefferies Group LLC	4.150	01-23-30	1,730,000	1,782,554
Jefferies Group LLC	4.850	01-15-27	1,766,000	1,917,299
Insurance 0.9%
AXA SA	8.600	12-15-30	830,000	1,214,979
Brighthouse Financial, Inc.	3.700	06-22-27	2,315,000	2,287,414
Lincoln National Corp.	4.000	09-01-23	360,000	383,346
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	770,000	943,096
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-68	585,000	859,950
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	1,372,000	1,505,770
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,189,000	3,440,198
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	1,870,000	2,171,074
Thrifts and mortgage finance 0.2%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	1,150,000	1,179,814
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (C)	3.960	07-18-30	1,205,000	$1,290,888
Health care 2.3%				34,334,409
Biotechnology 0.5%
AbbVie, Inc. (C)	3.200	11-21-29	3,541,000	3,592,886
AbbVie, Inc. (C)	4.250	11-21-49	977,000	1,026,716
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	2,842,000	2,939,105
Health care equipment and supplies 0.1%
Boston Scientific Corp.	3.450	03-01-24	1,529,000	1,600,083
Health care providers and services 1.1%
AmerisourceBergen Corp.	3.450	12-15-27	2,325,000	2,436,474
CVS Health Corp.	3.000	08-15-26	327,000	334,633
CVS Health Corp.	4.100	03-25-25	1,710,000	1,836,262
CVS Health Corp.	5.050	03-25-48	1,475,000	1,745,116
Fresenius Medical Care US Finance III, Inc. (A)(C)	3.750	06-15-29	2,950,000	3,022,498
HCA, Inc.	4.125	06-15-29	2,627,000	2,767,543
HCA, Inc.	5.250	06-15-26	1,240,000	1,385,500
Universal Health Services, Inc. (C)	4.750	08-01-22	1,485,000	1,500,778
Universal Health Services, Inc. (C)	5.000	06-01-26	832,000	877,760
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company (C)	2.900	07-26-24	3,180,000	3,279,568
Bristol-Myers Squibb Company (C)	3.250	02-20-23	1,154,000	1,195,195
GlaxoSmithKline Capital PLC	3.000	06-01-24	2,329,000	2,413,025
Pfizer, Inc.	2.950	03-15-24	2,290,000	2,381,267
Industrials 3.7%				54,662,770
Aerospace and defense 0.3%
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	1,275,000	1,335,563
The Boeing Company	3.200	03-01-29	3,390,000	3,563,281
Air freight and logistics 0.1%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,110,000	1,222,939
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	624,605	659,343
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	902,116	909,975
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	323,214	340,439
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	1,583,687	1,657,359
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,383,971	$1,432,445
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	651,629	657,218
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	07-15-29	1,602,327	1,662,856
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,113,932	1,164,188
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	481,938	512,681
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	1,550,963	1,646,363
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	687,275	703,727
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	655,000	669,518
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	985,000	1,033,942
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	954,477	1,005,894
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	56,507	56,890
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	449,384	473,759
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	521,004	549,219
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	691,085	725,246
Delta Air Lines, Inc.	2.900	10-28-24	2,454,000	2,425,975
Delta Air Lines, Inc.	3.800	04-19-23	1,335,000	1,376,429
Delta Air Lines, Inc.	4.375	04-19-28	2,108,000	2,185,466
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	1,156,000	1,173,845
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,632,298	1,719,310
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	573,363	591,502
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	1,449,042	1,492,397
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,779,660	1,800,622
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	514,546	535,168
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	1,195,000	1,307,393
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	478,322	518,824
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	524,764	$583,913
Building products 0.1%
Owens Corning	3.950	08-15-29	910,000	939,432
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	1,980,000	2,075,342
General Electric Company	5.550	01-05-26	2,151,000	2,451,916
Professional services 0.3%
IHS Markit, Ltd. (C)	4.000	03-01-26	1,771,000	1,880,554
IHS Markit, Ltd. (A)(C)	4.750	02-15-25	410,000	447,429
IHS Markit, Ltd.	4.750	08-01-28	1,177,000	1,309,842
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	2.875	08-14-24	1,745,000	1,758,833
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,215,968
Air Lease Corp.	3.625	12-01-27	792,000	819,808
Aircastle, Ltd.	4.400	09-25-23	547,000	579,942
Aircastle, Ltd.	5.500	02-15-22	786,000	836,131
Ashtead Capital, Inc. (C)	4.250	11-01-29	650,000	656,500
Ashtead Capital, Inc. (C)	5.250	08-01-26	1,870,000	1,997,384
Information technology 3.9%				57,719,532
Communications equipment 0.3%
Hewlett Packard Enterprise Company (A)	4.900	10-15-25	1,627,000	1,804,088
Motorola Solutions, Inc.	4.600	02-23-28	2,884,000	3,113,725
Electronic equipment, instruments and components 0.0%
Tech Data Corp.	3.700	02-15-22	624,000	635,546
IT services 0.6%
Fiserv, Inc.	2.750	07-01-24	1,680,000	1,706,495
Fiserv, Inc.	3.200	07-01-26	2,235,000	2,315,016
PayPal Holdings, Inc.	2.400	10-01-24	1,855,000	1,859,331
PayPal Holdings, Inc.	2.850	10-01-29	2,181,000	2,176,075
Semiconductors and semiconductor equipment 2.1%
Broadcom Corp.	3.875	01-15-27	5,689,000	5,807,353
Broadcom, Inc. (A)(C)	4.750	04-15-29	1,405,000	1,502,404
KLA Corp.	4.100	03-15-29	1,369,000	1,501,293
Lam Research Corp.	4.000	03-15-29	2,661,000	2,936,326
Lam Research Corp.	4.875	03-15-49	1,425,000	1,772,853
Marvell Technology Group, Ltd.	4.875	06-22-28	2,295,000	2,574,362
Microchip Technology, Inc.	4.333	06-01-23	3,561,000	3,746,882
Micron Technology, Inc.	4.185	02-15-27	3,630,000	3,817,643
Micron Technology, Inc.	4.975	02-06-26	755,000	829,497
Micron Technology, Inc.	5.327	02-06-29	3,459,000	3,872,689
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV (C)	3.875	06-18-26	1,246,000	$1,307,700
NXP BV (A)(C)	4.875	03-01-24	1,244,000	1,350,772
Software 0.1%
Microsoft Corp.	4.450	11-03-45	1,599,000	2,015,616
Technology hardware, storage and peripherals 0.8%
Dell International LLC (C)	4.900	10-01-26	2,525,000	2,745,917
Dell International LLC (C)	5.300	10-01-29	2,505,000	2,772,799
Dell International LLC (C)	8.350	07-15-46	2,682,000	3,598,531
Seagate HDD Cayman	4.750	01-01-25	1,860,000	1,956,619
Materials 0.6%				8,102,272
Chemicals 0.4%
Albemarle Wodgina Pty, Ltd. (C)	3.450	11-15-29	1,380,000	1,384,308
Braskem Netherlands Finance BV (C)	4.500	01-10-28	812,000	796,290
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	1,170,000	1,162,688
Syngenta Finance NV (C)	4.441	04-24-23	2,090,000	2,178,861
Syngenta Finance NV (C)	5.676	04-24-48	485,000	505,281
Metals and mining 0.2%
Anglo American Capital PLC (C)	4.750	04-10-27	1,245,000	1,354,381
Newmont Goldcorp Corp.	2.800	10-01-29	728,000	720,463
Real estate 1.2%				16,926,158
Equity real estate investment trusts 1.2%
American Homes 4 Rent LP	4.250	02-15-28	1,815,000	1,946,678
American Tower Corp.	2.950	01-15-25	1,119,000	1,140,266
American Tower Corp.	3.550	07-15-27	2,862,000	2,998,616
American Tower Corp.	3.800	08-15-29	810,000	863,778
CyrusOne LP (B)	3.450	11-15-29	1,129,000	1,131,190
Equinix, Inc.	3.200	11-18-29	2,112,000	2,117,111
GLP Capital LP	3.350	09-01-24	575,000	588,035
GLP Capital LP	5.375	04-15-26	1,419,000	1,563,642
SBA Tower Trust (C)	2.836	01-15-25	1,559,000	1,576,893
SBA Tower Trust (C)	3.722	04-09-48	1,500,000	1,540,801
Ventas Realty LP	3.500	02-01-25	1,401,000	1,459,148
Utilities 1.3%				19,724,181
Electric utilities 0.8%
ABY Transmision Sur SA (C)	6.875	04-30-43	607,290	755,323
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(D)	5.250	01-29-23	2,295,000	2,386,800
Emera US Finance LP	3.550	06-15-26	1,084,000	1,130,456
Empresa Electrica Angamos SA (C)	4.875	05-25-29	607,110	618,112
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	490,000	556,308
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (C)	3.550	07-15-24	2,515,000	$2,537,622
Vistra Operations Company LLC (C)	3.700	01-30-27	2,155,000	2,131,383
Vistra Operations Company LLC (C)	4.300	07-15-29	2,025,000	2,087,623
Independent power and renewable electricity producers 0.3%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	2,823,000	3,014,933
NRG Energy, Inc. (C)	3.750	06-15-24	1,095,000	1,128,838
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-24	685,000	685,062

Oncor Electric Delivery Company LLC	2.750	06-01-24	2,625,000	2,691,721
Term loans (F) 0.0%				$278,711
(Cost $276,574)
Consumer discretionary 0.0%				278,711
Hotels, restaurants and leisure 0.0%

Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	3.952	08-29-25	277,900	278,711
Collateralized mortgage obligations 8.3%				$121,947,585
(Cost $122,440,477)
Commercial and residential 5.6%				82,028,641
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	885,000	913,412
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (C)(G)	3.258	04-27-48	173,520	174,081
Series 2018-3, Class A1 (C)(G)	3.649	09-25-48	521,566	528,182
AOA Mortgage Trust Series 2015-1177, Class C (C)(G)	3.110	12-13-29	1,066,000	1,073,252
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	1,811,485	1,841,405
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	1,446,774	1,463,830
Series 2019-3, Class A1 (C)(G)	2.962	10-25-48	1,085,675	1,090,072
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(G)	3.716	04-14-33	1,436,000	1,499,840
Series 2019-BPR, Class DNM (C)(G)	3.843	11-05-32	995,000	994,143
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	4.123	09-15-32	640,000	650,470
Series 2015-SRCH, Class D (C)(G)	5.122	08-10-35	947,000	1,036,526
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,375,000	2,461,846
Series 2018-B7, Class A2	4.377	05-15-53	1,255,000	1,347,678
Series 2019-B10, Class A2	3.614	03-15-62	1,145,000	1,206,562
Series 2019-B11, Class A2	3.410	05-15-52	945,000	990,745
Series 2019-B12, Class A2	3.001	08-15-52	1,360,000	1,403,811
Series 2019-B14, Class A2	2.915	12-15-61	1,483,000	1,527,417
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (C)(G)	2.666	07-25-59	712,428	$712,490
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (C)	3.613	10-26-48	173,696	175,739
Series 2019-2, Class A1 (C)	2.879	07-25-49	2,152,294	2,159,413
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	1.023	01-10-35	11,465,000	221,004
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(E)	3.235	03-15-37	842,000	842,526
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(E)	3.671	12-15-37	290,000	290,994
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	1,290,000	1,364,475
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(E)	4.171	11-15-36	1,161,000	1,161,714
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	1,065,000	1,098,339
Series 2015-GC33, Class A4	3.778	09-10-58	1,620,000	1,742,726
Series 2019-PRM, Class A (C)	3.341	05-10-36	1,175,000	1,224,059
Series 2019-SMRT, Class A (C)	4.149	01-10-36	1,190,000	1,273,175
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(G)	3.470	07-27-48	125,679	126,121
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	660,257	661,688
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.797	08-15-45	4,981,370	174,055
Series 2012-CR3 Class XA IO	2.019	10-15-45	8,721,685	376,511
Series 2014-CR15, Class XA IO	1.091	02-10-47	5,130,005	161,333
Series 2014-CR20, Class A3	3.326	11-10-47	2,485,000	2,600,445
Series 2016-CR28, Class A3	3.495	02-10-49	545,000	577,708
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.587	05-10-51	12,650,711	430,299
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (G)	4.934	12-10-44	955,000	994,429
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	1,135,000	1,184,189
Series 2013-LC13, Class B (C)(G)	5.009	08-10-46	555,000	597,935
Series 2017-PANW, Class A (C)	3.244	10-10-29	399,000	414,398
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(E)	3.514	05-15-36	2,655,000	2,658,325
CSMC Trust Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	1,646,962	1,643,786
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(G)	3.500	11-25-57	328,007	331,545
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GCAT LLC Series 2019-NQM1, Class A1 (C)	2.985	02-25-59	1,503,769	$1,515,501
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.352	05-10-45	7,896,867	234,089
Series 2013-GC12, Class A3	2.860	06-10-46	1,745,000	1,778,093
Series 2015-590M, Class C (C)(G)	3.932	10-10-35	1,475,000	1,532,542
Series 2015-GC30, Class A3	3.119	05-10-50	740,000	769,659
Series 2015-GC34, Class A3	3.244	10-10-48	1,495,000	1,565,986
Series 2016-RENT, Class D (C)(G)	4.202	02-10-29	990,000	1,000,531
Series 2017-485L, Class C (C)(G)	4.115	02-10-37	605,000	630,595
Series 2019-GC39, Class A2	3.457	05-10-52	1,319,000	1,381,964
Series 2019-GC40, Class A2	2.971	07-10-52	1,210,000	1,250,649
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(E)	3.614	12-15-34	490,000	489,987
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(E)	2.949	08-05-34	820,000	819,276
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	432,000	451,595
Series 2017-APTS, Class CFX (C)(G)	3.613	06-15-34	510,000	521,479
Irvine Core Office Trust Series 2013-IRV, Class A2 (C)(G)	3.279	05-15-48	925,736	957,788
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	1,345,000	1,444,922
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.149	06-13-52	2,390,000	2,474,118
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	6,557,466	215,061
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (C)(E)	2.971	05-15-36	1,285,000	1,284,192
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	785,000	838,591
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(E)	3.313	11-15-34	945,000	944,998
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	952,000	976,767
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	520,000	569,626
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	460,000	471,898
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	1,355,315	1,412,479
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	298,647	$301,156
Towd Point Mortgage Trust Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	1,361,838	1,377,245
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	715,000	748,450
Verus Securitization Trust
Series 2018-1, Class A1 (C)(G)	2.929	02-25-48	619,997	620,432
Series 2018-3, Class A1 (C)(G)	4.108	10-25-58	1,014,940	1,026,477
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(G)	4.079	12-13-29	1,062,000	1,070,020
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(G)	2.800	03-18-28	970,000	968,014
Series 2014-LC18, Class A2	2.954	12-15-47	75,684	75,612
Series 2016-C33, Class A3	3.162	03-15-59	1,515,000	1,578,597
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(E)	3.571	12-15-34	360,000	358,788
Series 2019-C51, Class A2	3.039	06-15-52	1,725,000	1,788,602
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.058	11-15-45	4,191,796	186,072
Series 2013-C15, Class B (G)	4.644	08-15-46	585,000	620,900
Series 2013-C16, Class B (G)	5.192	09-15-46	345,000	373,197
U.S. Government Agency 2.7%				39,918,944
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.445	12-25-21	9,584,997	197,788
Series K018, Class X1 IO	1.449	01-25-22	9,374,325	206,510
Series K021, Class X1 IO	1.560	06-25-22	2,494,519	77,757
Series K022, Class X1 IO	1.341	07-25-22	13,406,792	354,706
Series K030, Class X1 IO	0.298	04-25-23	207,428,683	1,175,768
Series K038, Class A2	3.389	03-25-24	830,000	875,819
Series K038, Class X1 IO	1.289	03-25-24	21,050,594	860,110
Series K040, Class A2	3.241	09-25-24	2,380,000	2,512,080
Series K041, Class A2	3.171	10-25-24	1,015,000	1,069,067
Series K042, Class A2	2.670	12-25-24	930,000	959,021
Series K043, Class A2	3.062	12-25-24	2,224,000	2,332,622
Series K044, Class A2	2.811	01-25-25	890,000	922,678
Series K048, Class A2 (G)	3.284	06-25-25	1,715,000	1,822,471
Series K048, Class X1 IO	0.371	06-25-25	6,540,320	81,057
Series K049, Class A2	3.010	07-25-25	2,970,000	3,115,130
Series K050, Class A2 (G)	3.334	08-25-25	1,755,000	1,871,050
Series K052, Class A2	3.151	11-25-25	843,000	891,830
Series K064, Class A1	2.891	10-25-26	866,147	904,433
Series K718, Class X1 IO	0.729	01-25-22	22,706,056	236,325
Series K727, Class A2	2.946	07-25-24	3,155,000	3,261,242
Series K728, Class A2 (G)	3.064	08-25-24	2,035,000	2,119,684
Series K729, Class A2	3.136	10-25-24	2,462,000	2,586,405
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series KIR3, Class A1	3.038	08-25-27	1,920,000	$2,005,600
Federal National Mortgage Association Series 2015-M13, Class A2 (G)	2.802	06-25-25	2,865,000	2,947,889
Government National Mortgage Association
Series 2012-114, Class IO	0.786	01-16-53	1,026,102	46,864
Series 2016-174, Class IO	0.913	11-16-56	4,544,917	327,983
Series 2017-109, Class IO	0.600	04-16-57	8,087,559	408,123
Series 2017-124, Class IO	0.709	01-16-59	8,772,260	539,009
Series 2017-140, Class IO	0.609	02-16-59	6,481,277	363,989
Series 2017-169, Class IO	0.733	01-16-60	10,887,391	690,739
Series 2017-20, Class IO	0.743	12-16-58	11,055,689	636,799
Series 2017-22, Class IO	0.933	12-16-57	3,219,091	243,686
Series 2017-41, Class IO	0.792	07-16-58	6,989,213	422,297
Series 2017-46, Class IO	0.620	11-16-57	7,613,350	420,856
Series 2017-61, Class IO	0.766	05-16-59	4,751,256	317,388
Series 2018-114, Class IO	0.540	04-16-60	12,414,383	728,817
Series 2018-158, Class IO	0.727	05-16-61	8,418,778	621,806
Series 2018-69, Class IO	0.542	04-16-60	6,354,479	376,606

Series 2018-9, Class IO	0.559	01-16-60	7,153,155	386,940
Asset backed securities 8.1%				$119,693,387
(Cost $118,031,418)
Asset backed securities 8.1%				119,693,387
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (E)	2.369	06-22-37	495,231	471,971
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (E)	2.332	08-25-37	1,829,445	1,748,179
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (E)	2.432	05-25-36	710,532	696,017
Ally Auto Receivables Trust
Series 2018-2, Class A4	3.090	06-15-23	1,915,000	1,951,152
Series 2018-3, Class A4	3.120	07-17-23	1,410,000	1,440,260
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,997,000	3,019,493
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	610,000	629,580
Series 2018-3, Class C	3.740	10-18-24	499,000	519,775
Applebee's Funding LLC Series 2019-1A, Class A2I (C)	4.194	06-07-49	1,656,000	1,676,004
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	1,276,800	1,307,469
ARI Fleet Lease Trust Series 2018-B, Class A2 (C)	3.220	08-16-27	1,382,886	1,395,199
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (C)	3.450	03-20-23	1,045,000	1,070,854
Series 2019-3A, Class A (C)	2.360	03-20-26	1,591,000	1,585,219
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (C)	3.280	09-26-33	639,312	$654,220
CenterPoint Energy Restoration Bond Company LLC Series 2009-1, Class A3	4.243	08-15-23	676,280	696,554
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,445,353
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	1,250,054	1,259,069
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	1,257,750	1,293,370
Corevest American Finance Trust Series 2019-3, Class A (C)	2.705	10-15-52	402,000	403,844
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.561	02-25-35	106,204	106,312
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	495,880	503,799
Series 2017-1A, Class A2II (C)	4.030	11-20-47	529,200	547,103
Series 2019-1A, Class A2I (C)	3.787	05-20-49	3,026,790	3,103,943
DLL LLC Series 2018-ST2, Class A4 (C)	3.590	06-20-24	1,834,000	1,874,915
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	1,935,500	2,011,759
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (C)	3.200	01-25-40	629,301	636,510
Series 2016-B, Class A2 (C)	2.890	06-25-40	679,934	682,795
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	1,617,600	1,661,469
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (C)	2.610	01-25-34	1,479,193	1,474,656
Five Guys Funding LLC Series 2017-1A, Class A2 (C)	4.600	07-25-47	1,334,913	1,390,206
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	458,250	459,826
Ford Credit Auto Owner Trust
Series 2017-C, Class A4	2.160	03-15-23	890,000	893,057
Series 2018-1, Class A (C)	3.190	07-15-31	2,556,000	2,660,968
Series 2018-2, Class A (C)	3.470	01-15-30	1,220,000	1,271,293
Series 2018-B, Class A3	3.240	04-15-23	1,236,000	1,258,461
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,565,000	1,566,778
Series 2018-3, Class A1	3.520	10-15-23	2,560,000	2,629,946
Series 2019-2, Class A	3.320	04-15-26	2,079,000	2,149,976
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A4 (C)	2.130	03-16-23	1,375,000	1,377,621
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (C)	2.900	04-15-26	1,600,000	1,641,173
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (E)	2.332	08-25-44	2,810,994	$2,712,125
Golden Credit Card Trust Series 2018-4A, Class A (C)	3.440	10-15-25	3,200,000	3,358,822
Great American Auto Leasing, Inc. Series 2019-1, Class A4 (C)	3.210	02-18-25	847,000	869,034
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	995,523	998,279
Series 2018-AA, Class A (C)	3.540	02-25-32	322,078	332,223
Home Partners of America Trust Series 2019-1, Class A (C)	2.908	09-17-39	1,998,290	2,037,807
Honda Auto Receivables Owner Trust
Series 2018-1, Class A4	2.830	05-15-24	1,980,000	2,006,179
Series 2018-2, Class A4	3.160	08-19-24	1,185,000	1,211,860
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	620,000	630,050
Series 2019-1A, Class A2I (C)	3.982	08-25-49	715,000	724,438
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (E)	2.496	10-27-42	688,365	664,703
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (C)	2.730	10-25-48	815,000	818,595
MelTel Land Funding LLC Series 2019-1A, Class A (C)	3.768	04-15-49	618,000	632,699
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(G)	3.500	08-25-58	513,345	526,691
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (C)	2.210	10-17-22	987,934	988,745
Series 2019-A, Class A3 (C)	3.270	11-13-23	976,000	990,656
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	34,652	34,618
Series 2015-1A, Class A (C)	2.520	12-20-32	101,490	101,494
Series 2018-1A, Class A (C)	3.450	01-21-36	991,462	1,019,435
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	643,310	666,267
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (C)	2.640	05-15-68	1,015,000	1,017,712
Series 2019-FA, Class A2 (C)	2.600	08-15-68	2,029,000	2,031,451
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (E)	2.436	01-25-37	924,058	904,732
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	714,748	723,872
Series 2018-FNT2, Class A (C)	3.790	07-25-54	427,943	434,691
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (C)	3.220	02-15-23	415,000	420,169
Series 2018-2A, Class A2 (C)	3.690	10-15-23	820,000	843,300
Nissan Auto Receivables Owner Trust
26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-A, Class A4	2.890	06-17-24	1,750,000	$1,778,567
Series 2018-C, Class A3	3.220	06-15-23	1,869,000	1,904,812
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	326,868	328,068
Series 2018-PLS2, Class A (C)	3.265	02-25-23	1,001,550	1,002,622
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	441,000	451,388
PFS Financing Corp.
Series 2018-B, Class A (C)	2.890	02-15-23	950,000	958,572
Series 2018-F, Class A (C)	3.520	10-15-23	965,000	988,144
Santander Revolving Auto Loan Trust Series 2019-A, Class A (C)	2.510	01-26-32	1,689,000	1,686,457
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (C)	3.230	10-20-24	740,000	745,964
Sesac Finance LLC Series 2019-1, Class A2 (C)	5.216	07-25-49	1,142,138	1,174,780
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (C)	3.500	06-20-35	624,327	637,706
Series 2018-3A, Class A (C)	3.690	09-20-35	434,521	443,931
Series 2019-1A, Class A (C)	3.200	01-20-36	501,233	507,290
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	393,394	395,661
Series 2016-A, Class A2A (C)	2.700	05-15-31	1,639,156	1,648,919
Series 2019-B, Class A2A (C)	2.840	06-15-37	1,508,000	1,530,235
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	343,533	346,456
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(E)	2.126	10-28-37	2,306,715	2,232,083
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	2,189,880	2,253,890
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	225,250	225,037
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.955	10-25-53	355,000	368,787
Series 2015-2, Class 1M2 (C)(G)	3.792	11-25-60	815,000	856,158
Series 2015-6, Class M2 (C)(G)	3.750	04-25-55	1,775,000	1,884,758
Series 2016-5, Class A1 (C)(G)	2.500	10-25-56	751,830	753,511
Series 2017-1, Class A1 (C)(G)	2.750	10-25-56	272,561	273,691
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	225,451	227,303
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	492,404	497,618
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58	755,799	786,131
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	1,846,720	1,884,919
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	1,999,776	2,057,929
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58	1,010,529	1,053,941
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (C)	3.270	11-25-31	3,496,000	3,562,669
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	920,833	$925,377
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	736,875	762,029
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	607,227	606,415
Westgate Resorts LLC
Series 2016-1A, Class A (C)	3.500	12-20-28	113,106	113,512
Series 2017-1A, Class A (C)	3.050	12-20-30	338,365	339,880
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	4.050	03-15-24	623,000	631,382

	Shares	Value
Preferred securities 0.0%		$760,115
(Cost $707,434)
Financials 0.0%		347,480
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	347,480
Utilities 0.0%		412,635
Electric utilities 0.0%
The Southern Company, 6.750%	2,561	134,913
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	1,437	151,675
DTE Energy Company, 6.250%	2,526	126,047

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.2%				$76,402,079
(Cost $76,401,455)
U.S. Government Agency 1.1%				15,464,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	12,299,000	12,299,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	3,165,000	3,165,000

	Yield (%)	Shares	Value
Short-term funds 2.2%			32,447,079
John Hancock Collateral Trust (H)	1.7887(I)	3,242,665	32,447,079

	Par value^	Value
Repurchase agreement 1.9%		28,491,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $27,512,668 on 12-2-19, collateralized by $24,206,500 U.S. Treasury Bonds, 3.000% due 5-15-45 (maturity value of $28,062,931)	27,509,000	27,509,000
28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $982,045 on 12-2-19, collateralized by $980,000 U.S. Treasury Notes, 2.875% due 10-15-21 (maturity value of $1,005,059)	982,000	982,000

Total investments (Cost $1,496,682,302) 103.4%	$1,525,809,052
Other assets and liabilities, net (3.4%)	(50,748,220)
Total net assets 100.0%	$1,475,060,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 11-30-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $245,489,013 or 16.6% of the fund's net assets as of 11-30-19.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $1,499,021,913. Net unrealized appreciation aggregated to $26,787,139, of which $30,878,968 related to gross unrealized appreciation and $4,091,829 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,464,235,189) including $31,733,200 of securities loaned	$1,493,361,973
Affiliated investments, at value (Cost $32,447,113)	32,447,079
Total investments, at value (Cost $1,496,682,302)	1,525,809,052
Cash	14,064
Dividends and interest receivable	7,756,023
Receivable for fund shares sold	7,757,620
Receivable for investments sold	55,209
Receivable for delayed delivery securities sold	58,420,130
Receivable for securities lending income	11,333
Receivable from affiliates	3,753
Other assets	135,010
Total assets	1,599,962,194
Liabilities
Distributions payable	217,169
Payable for investments purchased	995,811
Payable for delayed delivery securities purchased	89,998,242
Payable for fund shares repurchased	832,367
Payable upon return of securities loaned	32,456,050
Payable to affiliates
Accounting and legal services fees	147,572
Transfer agent fees	99,297
Distribution and service fees	19,986
Trustees' fees	602
Other liabilities and accrued expenses	134,266
Total liabilities	124,901,362
Net assets	$1,475,060,832
Net assets consist of
Paid-in capital	$1,451,029,245
Total distributable earnings (loss)	24,031,587
Net assets	$1,475,060,832

30	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($448,523,953 ÷ 41,784,476 shares)[1]	$10.73
Class B ($1,394,536 ÷ 129,915 shares)[1]	$10.73
Class C ($22,821,130 ÷ 2,125,872 shares)[1]	$10.73
Class I ($515,619,229 ÷ 48,017,701 shares)	$10.74
Class R2 ($2,058,678 ÷ 191,722 shares)	$10.74
Class R4 ($553,877 ÷ 51,584 shares)	$10.74
Class R6 ($484,089,429 ÷ 45,078,488 shares)	$10.74
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	31

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$17,939,270
Securities lending	88,839
Dividends	31,494
Total investment income	18,059,603
Expenses
Investment management fees	2,335,375
Distribution and service fees	624,960
Accounting and legal services fees	132,454
Transfer agent fees	474,919
Trustees' fees	8,474
Custodian fees	73,613
State registration fees	76,174
Printing and postage	63,800
Professional fees	38,519
Other	15,431
Total expenses	3,843,719
Less expense reductions	(496,622)
Net expenses	3,347,097
Net investment income	14,712,506
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	8,620,154
Affiliated investments	(5,716)
8,614,438
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	14,269,135
Affiliated investments	(438)
14,268,697
Net realized and unrealized gain	22,883,135
Increase in net assets from operations	$37,595,641
32	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$14,712,506	$23,229,775
Net realized gain	8,614,438	1,419,039
Change in net unrealized appreciation (depreciation)	14,268,697	27,298,443
Increase in net assets resulting from operations	37,595,641	51,947,257
Distributions to shareholders
From earnings
Class A	(5,195,956)	(9,844,657)
Class B	(14,331)	(47,753)
Class C	(188,923)	(426,889)
Class I	(4,267,693)	(3,226,443)
Class R2	(8,968)	(10,820)
Class R4	(6,510)	(11,760)
Class R6	(6,200,275)	(11,464,449)
Total distributions	(15,882,656)	(25,032,771)
From fund share transactions	547,965,301	44,927,329
Total increase	569,678,286	71,841,815
Net assets
Beginning of period	905,382,546	833,540,731
End of period	$1,475,060,832	$905,382,546
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	33

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.50	$10.17	$10.48	$10.53	$10.60	$10.60
Net investment income[2]	0.13	0.27	0.24	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.24	0.35	(0.28)	— [3]	(0.01)	0.08
Total from investment operations	0.37	0.62	(0.04)	0.23	0.22	0.31
Less distributions
From net investment income	(0.14)	(0.29)	(0.27)	(0.28)	(0.27)	(0.31)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.14)	(0.29)	(0.27)	(0.28)	(0.29)	(0.31)
Net asset value, end of period	$10.73	$10.50	$10.17	$10.48	$10.53	$10.60
Total return (%)[4,5]	3.50 [6]	6.24	(0.35)	2.24	2.13	2.95
Ratios and supplemental data
Net assets, end of period (in millions)	$449	$374	$335	$341	$380	$270
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [7]	0.85	0.85	0.87	0.90	0.88
Expenses including reductions	0.75 [7]	0.78	0.78	0.80	0.89	0.88
Net investment income	2.35 [7]	2.65	2.35	2.18	2.16	2.21
Portfolio turnover (%)	82	111	80	83	63	69

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
34	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.48	$10.53	$10.60	$10.61
Net investment income[2]	0.09	0.19	0.16	0.15	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.24	0.35	(0.26)	— [3]	(0.01)	0.06
Total from investment operations	0.33	0.54	(0.10)	0.15	0.14	0.22
Less distributions
From net investment income	(0.10)	(0.22)	(0.20)	(0.20)	(0.19)	(0.23)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.22)	(0.20)	(0.20)	(0.21)	(0.23)
Net asset value, end of period	$10.73	$10.50	$10.18	$10.48	$10.53	$10.60
Total return (%)[4,5]	3.11 [6]	5.35	(1.00)	1.48	1.37	2.08
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$5	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [7]	1.60	1.60	1.62	1.65	1.64
Expenses including reductions	1.50 [7]	1.53	1.53	1.55	1.65	1.63
Net investment income	1.60 [7]	1.90	1.58	1.44	1.43	1.48
Portfolio turnover (%)	82	111	80	83	63	69

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	35

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.53	$10.60	$10.61
Net investment income[2]	0.09	0.19	0.17	0.15	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.24	0.35	(0.28)	0.01	(0.01)	0.06
Total from investment operations	0.33	0.54	(0.11)	0.16	0.14	0.22
Less distributions
From net investment income	(0.10)	(0.22)	(0.20)	(0.20)	(0.19)	(0.23)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.22)	(0.20)	(0.20)	(0.21)	(0.23)
Net asset value, end of period	$10.73	$10.50	$10.18	$10.49	$10.53	$10.60
Total return (%)[3,4]	3.11 [5]	5.35	(1.09)	1.57	1.37	2.08
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$19	$22	$31	$37	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [6]	1.60	1.60	1.62	1.65	1.63
Expenses including reductions	1.50 [6]	1.53	1.53	1.55	1.64	1.63
Net investment income	1.60 [6]	1.90	1.59	1.43	1.41	1.46
Portfolio turnover (%)	82	111	80	83	63	69

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.53	$10.60	$10.61
Net investment income[2]	0.14	0.29	0.26	0.26	0.25	0.26
Net realized and unrealized gain (loss) on investments	0.25	0.35	(0.27)	0.01	—	0.07
Total from investment operations	0.39	0.64	(0.01)	0.27	0.25	0.33
Less distributions
From net investment income	(0.15)	(0.32)	(0.30)	(0.31)	(0.30)	(0.34)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.15)	(0.32)	(0.30)	(0.31)	(0.32)	(0.34)
Net asset value, end of period	$10.74	$10.50	$10.18	$10.49	$10.53	$10.60
Total return (%)[3]	3.72 [4]	6.38	(0.10)	2.60	2.40	3.12
Ratios and supplemental data
Net assets, end of period (in millions)	$516	$130	$115	$360	$51	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59 [5]	0.61	0.60	0.60	0.64	0.62
Expenses including reductions	0.51 [5]	0.55	0.53	0.53	0.63	0.61
Net investment income	2.57 [5]	2.87	2.52	2.50	2.42	2.45
Portfolio turnover (%)	82	111	80	83	63	69

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	37

CLASS R2 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.50	$10.17	$10.49	$10.53	$10.60	$10.67
Net investment income[3]	0.12	0.25	0.23	0.22	0.23	0.01
Net realized and unrealized gain (loss) on investments	0.25	0.36	(0.29)	0.01	—	(0.03)
Total from investment operations	0.37	0.61	(0.06)	0.23	0.23	(0.02)
Less distributions
From net investment income	(0.13)	(0.28)	(0.26)	(0.27)	(0.28)	(0.05)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.13)	(0.28)	(0.26)	(0.27)	(0.30)	(0.05)
Net asset value, end of period	$10.74	$10.50	$10.17	$10.49	$10.53	$10.60
Total return (%)[4]	3.54 [5]	6.08	(0.60)	2.24	2.22	(0.16) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$— [6]	$— [6]	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [7]	1.00	1.00	0.97	0.85	0.75 [7]
Expenses including reductions	0.86 [7]	0.93	0.93	0.90	0.84	0.75 [7]
Net investment income	2.27 [7]	2.50	2.17	2.13	2.22	0.79 [7]
Portfolio turnover (%)	82	111	80	83	63	69 [8]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
38	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.54	$10.60	$10.67
Net investment income[3]	0.13	0.28	0.26	0.24	0.25	0.02
Net realized and unrealized gain (loss) on investments	0.25	0.34	(0.28)	0.01	0.01	(0.04)
Total from investment operations	0.38	0.62	(0.02)	0.25	0.26	(0.02)
Less distributions
From net investment income	(0.14)	(0.30)	(0.29)	(0.30)	(0.30)	(0.05)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.14)	(0.30)	(0.29)	(0.30)	(0.32)	(0.05)
Net asset value, end of period	$10.74	$10.50	$10.18	$10.49	$10.54	$10.60
Total return (%)[4]	3.65 [5]	6.24	(0.22)	2.46	2.37	(0.15) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$— [6]	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [7]	0.85	0.82	0.85	0.80	0.75 [7]
Expenses including reductions	0.64 [7]	0.68	0.65	0.68	0.70	0.65 [7]
Net investment income	2.46 [7]	2.76	2.46	2.29	2.40	0.88 [7]
Portfolio turnover (%)	82	111	80	83	63	69 [8]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	39

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$10.51	$10.18	$10.49	$10.54	$10.60	$10.67
Net investment income[3]	0.14	0.30	0.29	0.27	0.27	0.02
Net realized and unrealized gain (loss) on investments	0.25	0.36	(0.29)	— [4]	—	(0.03)
Total from investment operations	0.39	0.66	—	0.27	0.27	(0.01)
Less distributions
From net investment income	(0.16)	(0.33)	(0.31)	(0.32)	(0.31)	(0.06)
From net realized gain	—	—	—	—	(0.02)	—
Total distributions	(0.16)	(0.33)	(0.31)	(0.32)	(0.33)	(0.06)
Net asset value, end of period	$10.74	$10.51	$10.18	$10.49	$10.54	$10.60
Total return (%)[5]	3.68 [6]	6.60	0.00	2.62	2.64	(0.12) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$484	$379	$358	$3	$2	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48 [8]	0.50	0.50	0.51	0.56	0.50 [8]
Expenses including reductions	0.40 [8]	0.43	0.43	0.43	0.53	0.48 [8]
Net investment income	2.70 [8]	3.00	2.76	2.57	2.60	1.05 [8]
Portfolio turnover (%)	82	111	80	83	63	69 [9]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
40	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	41

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$731,561,149	—	$731,561,149	—
Foreign government obligations	6,283,140	—	6,283,140	—
Corporate bonds	468,882,886	—	468,882,886	—
Term loans	278,711	—	278,711	—
Collateralized mortgage obligations	121,947,585	—	121,947,585	—
Asset backed securities	119,693,387	—	119,693,387	—
Preferred securities	760,115	$760,115	—	—
Short-term investments	76,402,079	32,447,079	43,955,000	—
Total investments in securities	$1,525,809,052	$33,207,194	$1,492,601,858	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting
42	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	43

recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2019, the fund loaned securities valued at $31,733,200 and received $32,456,050 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $1,999.
44	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $4,757,396 and a long-term capital loss carryforward of $6,318,604 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	45

Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to July 1, 2019, this contractual waiver was set at 0.42% of average daily net asets of the fund.
46	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$172,436
Class B	665
Class C	8,889
Class I	132,943
Class	Expense reduction
Class R2	$320
Class R4	207
Class R6	180,917
Total	$496,377

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.31% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $245 for Class R4 shares for the six months ended November 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $491,206 for the six months ended November 30, 2019. Of this amount, $71,715 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $419,491 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	47

subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $4,141 and $1,773 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$509,315	$246,553
Class B	7,933	959
Class C	105,125	12,724
Class I	—	187,291
Class R2	1,739	47
Class R4	848	31
Class R6	—	27,314
Total	$624,960	$474,919
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,783,492	1	2.090%	$220
48	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,513,960	$91,104,367	8,616,352	$87,736,125
Distributions reinvested	473,837	5,079,211	943,341	9,612,985
Repurchased	(2,776,414)	(29,680,881)	(6,880,232)	(69,849,917)
Net increase	6,211,383	$66,502,697	2,679,461	$27,499,193
Class B shares
Sold	759	$8,143	794	$8,160
Distributions reinvested	1,176	12,595	4,205	42,788
Repurchased	(41,797)	(445,387)	(109,199)	(1,109,838)
Net decrease	(39,862)	$(424,649)	(104,200)	$(1,058,890)
Class C shares
Sold	469,804	$5,030,114	296,997	$3,020,706
Distributions reinvested	16,070	172,239	38,670	393,849
Repurchased	(209,944)	(2,242,545)	(675,922)	(6,869,559)
Net increase (decrease)	275,930	$2,959,808	(340,255)	$(3,455,004)
Class I shares
Sold	38,103,830	$407,936,868	8,446,590	$86,374,585
Distributions reinvested	328,322	3,526,898	263,941	2,690,690
Repurchased	(2,821,465)	(30,241,551)	(7,638,466)	(77,553,832)
Net increase	35,610,687	$381,222,215	1,072,065	$11,511,443
Class R2 shares
Sold	148,513	$1,585,888	7,109	$72,889
Distributions reinvested	691	7,416	1,062	10,820
Repurchased	(888)	(9,496)	(1,955)	(19,803)
Net increase	148,316	$1,583,808	6,216	$63,906
Class R4 shares
Sold	12,865	$137,200	23,642	$239,887
Distributions reinvested	607	6,510	1,153	11,760
Repurchased	(6,796)	(71,729)	(5,539)	(55,919)
Net increase	6,676	$71,981	19,256	$195,728
SEMIANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	49

	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	11,395,659	$122,016,140	9,038,067	$92,125,729
Distributions reinvested	577,311	6,192,202	1,123,168	11,447,099
Repurchased	(3,005,313)	(32,158,901)	(9,206,672)	(93,401,875)
Net increase	8,967,657	$96,049,441	954,563	$10,170,953
Total net increase	51,180,787	$547,965,301	4,287,106	$44,927,329
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $748,663,384 and $312,122,762, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $717,806,993 and $634,093,907, respectively, for the six months ended November 30, 2019.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,242,665	$783,609	$327,064,649	$(295,395,025)	$(5,716)	$(438)	$88,839	—	$32,447,079

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended November 30, 2019, the fund engaged in securities purchases amounting to $1,756,194.
50	JOHN HANCOCK Investment Grade Bond Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC ), for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       51

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       52

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group average for the one- and three-year periods ended December 31, 2018 and for the period since inception ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including its favorable performance relative to the benchmark index and peer group average for the one-year, three-year and since inception periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       53

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       54

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       55

The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       56

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       57

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       58

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028739	55SA 11/19 1/20

John Hancock

High Yield Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
24	Financial statements
28	Financial highlights
34	Notes to financial statements
47	Continuation of investment advisory and subadvisory agreements
54	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       3

TOP 10 ISSUERS AS OF 11/30/19 (%)

Sprint Corp.	2.4
CCO Holdings LLC	2.3
Bausch Health Companies, Inc.	1.8
CSC Holdings LLC	1.6
HCA, Inc.	1.6
Netflix, Inc.	1.5
T-Mobile USA, Inc.	1.5
Uber Technologies, Inc.	1.4
DCP Midstream LP	1.3
Cheniere Energy Partners LP	1.3
TOTAL	16.7
As a percentage of net assets.
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	85.7
Luxembourg	3.2
Canada	3.1
Netherlands	1.7
France	1.4
Cayman Islands	1.2
Other countries	3.7
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-19	as of 11-30-19
Class A	4.66	3.30	6.86	-0.26	17.64	94.24	4.39	4.39
Class B	2.96	3.06	6.64	-1.50	16.25	90.15	3.83	3.82
Class C	7.29	3.45	6.49	2.50	18.50	87.58	3.82	3.82
Class I3	9.04	4.43	7.57	4.02	24.20	107.47	4.84	4.83
Class R6[2,3]	9.49	4.35	7.38	4.08	23.72	103.78	4.94	4.93
Class NAV[2,3]	9.17	4.57	7.54	4.08	25.02	106.84	4.96	4.95
Index†	9.59	5.38	7.60	4.21	29.98	108.12	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Gross (%)	0.95	1.70	1.70	0.70	0.59	0.58
Net (%)	0.94	1.69	1.69	0.69	0.58	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-09	19,015	19,015	20,812
Class C4	11-30-09	18,758	18,758	20,812
Class I3	11-30-09	20,747	20,747	20,812
Class R6[2,3]	11-30-09	20,378	20,378	20,812
Class NAV[2,3]	11-30-09	20,684	20,684	20,812

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	Class R6 shares were first offered on 10-31-16; Class NAV shares were first offered on 10-21-13. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,038.90	$4.74	0.93%
	Hypothetical example	1,000.00	1,020.40	4.70	0.93%
Class B	Actual expenses/actual returns	1,000.00	1,035.00	8.55	1.68%
	Hypothetical example	1,000.00	1,016.60	8.47	1.68%
Class C	Actual expenses/actual returns	1,000.00	1,035.00	8.55	1.68%
	Hypothetical example	1,000.00	1,016.60	8.47	1.68%
Class I	Actual expenses/actual returns	1,000.00	1,040.20	3.47	0.68%
	Hypothetical example	1,000.00	1,021.60	3.44	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,040.80	2.91	0.57%
	Hypothetical example	1,000.00	1,022.20	2.88	0.57%
Class NAV	Actual expenses/actual returns	1,000.00	1,040.80	2.86	0.56%
	Hypothetical example	1,000.00	1,022.20	2.83	0.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 83.1%				$881,353,171
(Cost $873,307,237)
Communication services 19.5%				206,555,823
Diversified telecommunication services 3.4%
Consolidated Communications, Inc.	6.500	10-01-22	3,140,000	2,692,550
Frontier Communications Corp.	6.250	09-15-21	4,150,000	1,867,500
GCI LLC (A)	6.625	06-15-24	3,085,000	3,339,513
GCI LLC	6.875	04-15-25	6,130,000	6,398,188
Intelsat Connect Finance SA (A)	9.500	02-15-23	1,975,000	1,155,375
Intelsat Jackson Holdings SA	5.500	08-01-23	2,185,000	1,736,420
Intelsat Jackson Holdings SA (A)	8.000	02-15-24	2,361,000	2,408,220
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	4,115,000	3,384,588
Intelsat Luxembourg SA	8.125	06-01-23	3,850,000	1,751,750
Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,051,888
Radiate Holdco LLC (A)	6.625	02-15-25	4,910,000	4,959,100
UPCB Finance IV, Ltd. (A)	5.375	01-15-25	1,255,000	1,289,513
Entertainment 2.9%
AMC Entertainment Holdings, Inc.	6.125	05-15-27	8,000,000	7,200,000
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,391,000
Netflix, Inc. (A)	4.875	06-15-30	4,305,000	4,337,288
Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,473,610
Netflix, Inc.	5.875	11-15-28	6,210,000	6,784,425
Netflix, Inc.	6.375	05-15-29	2,500,000	2,796,875
Interactive media and services 0.4%
Match Group, Inc.	6.375	06-01-24	3,877,000	4,075,696
Media 8.2%
Altice Financing SA (A)	7.500	05-15-26	3,045,000	3,238,967
Altice Luxembourg SA (A)	10.500	05-15-27	4,070,000	4,615,380
Cablevision Systems Corp.	5.875	09-15-22	2,415,000	2,602,163
CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,214,513
CCO Holdings LLC	5.125	02-15-23	6,280,000	6,382,050
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,117,900
CCO Holdings LLC	5.250	09-30-22	950,000	963,063
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,794,438
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,776,163
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,741,875
DISH DBS Corp.	5.875	07-15-22	5,850,000	6,113,250
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	2,400,000	2,475,000
MDC Partners, Inc. (A)	6.500	05-01-24	11,030,000	10,037,300
National CineMedia LLC (A)	5.875	04-15-28	2,900,000	3,023,250
Sirius XM Radio, Inc. (A)	4.625	07-15-24	3,350,000	3,509,125
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	$5,433,750
WMG Acquisition Corp. (A)	5.500	04-15-26	3,735,000	3,940,425
Wireless telecommunication services 4.6%
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,241,450
Sprint Communications, Inc.	7.000	08-15-20	3,265,000	3,343,164
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,848,000
Sprint Corp.	7.125	06-15-24	6,675,000	7,192,313
Sprint Corp.	7.250	09-15-21	4,800,000	5,090,400
Sprint Corp.	7.875	09-15-23	2,250,000	2,473,594
T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,420,406
T-Mobile USA, Inc.	6.500	01-15-26	11,020,000	11,791,400
United States Cellular Corp.	6.700	12-15-33	6,500,000	7,082,985
Consumer discretionary 7.4%				78,842,825
Automobiles 0.3%
Mclaren Finance PLC (A)	5.750	08-01-22	3,775,000	3,616,451
Diversified consumer services 0.6%
Sotheby's (A)	7.375	10-15-27	7,080,000	6,911,850
Hotels, restaurants and leisure 4.4%
Connect Finco Sarl (A)	6.750	10-01-26	5,940,000	6,095,925
Eldorado Resorts, Inc.	6.000	09-15-26	2,010,000	2,212,608
Eldorado Resorts, Inc.	7.000	08-01-23	9,595,000	10,026,775
International Game Technology PLC (A)	6.500	02-15-25	4,660,000	5,207,550
MGM Resorts International	6.000	03-15-23	4,110,000	4,521,000
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,403,981
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	4,635,000	4,774,050
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Wyndham Destinations, Inc.	6.350	10-01-25	8,825,000	9,773,688
Yum! Brands, Inc. (A)	4.750	01-15-30	1,625,000	1,681,853
Household durables 0.3%
William Lyon Homes, Inc.	6.000	09-01-23	2,600,000	2,710,500
Leisure products 0.9%
Diamond Sports Group LLC (A)	5.375	08-15-26	4,512,000	4,579,680
Diamond Sports Group LLC (A)	6.625	08-15-27	4,956,000	4,830,663
Specialty retail 0.9%
F-Brasile SpA (A)	7.375	08-15-26	1,400,000	1,477,000
Group 1 Automotive, Inc. (A)	5.250	12-15-23	7,830,000	8,019,251
Consumer staples 2.2%				23,084,581
Food and staples retailing 0.8%
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	4,740,750
10	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	$3,843,125
Food products 1.4%
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,400,000	2,535,000
JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,557,575
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,784,431
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,629,500
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,994,200
Energy 13.2%				140,452,347
Energy equipment and services 2.6%
Archrock Partners LP	6.000	10-01-22	8,175,000	8,195,438
CSI Compressco LP	7.250	08-15-22	9,655,000	8,592,950
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,368,750
Nabors Industries, Inc.	5.750	02-01-25	6,090,000	4,750,200
Tervita Corp. (A)	7.625	12-01-21	4,385,000	4,384,518
Oil, gas and consumable fuels 10.6%
Aker BP ASA (A)	4.750	06-15-24	4,560,000	4,748,100
Calumet Specialty Products Partners LP	7.750	04-15-23	2,620,000	2,515,200
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	6,245,000	7,165,138
Cheniere Energy Partners LP (A)	4.500	10-01-29	6,570,000	6,604,821
Chesapeake Energy Corp.	7.500	10-01-26	5,500,000	2,722,500
Chesapeake Energy Corp.	8.000	06-15-27	5,165,000	2,466,288
Citgo Holding, Inc. (A)	9.250	08-01-24	1,710,000	1,793,363
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	6,500,000	6,207,500
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,774,354
Denbury Resources, Inc. (A)	7.500	02-15-24	3,475,000	2,549,781
Diamondback Energy, Inc.	4.750	11-01-24	5,350,000	5,544,740
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	4,434,788
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,663,310
Energy Transfer Operating LP	5.500	06-01-27	6,240,000	6,896,203
MPLX LP (A)	5.250	01-15-25	5,385,000	5,653,423
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)	6.875	02-15-23	4,400,000	4,411,000
Murphy Oil Corp.	6.875	08-15-24	3,440,000	3,600,476
Newfield Exploration Company	5.375	01-01-26	4,550,000	4,880,080
Parkland Fuel Corp. (A)	5.875	07-15-27	4,700,000	5,029,000
Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,750,471
Parsley Energy LLC (A)	5.625	10-15-27	5,295,000	5,473,706
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PBF Holding Company LLC	7.250	06-15-25	5,105,000	$5,398,538
Targa Resources Partners LP (A)	6.875	01-15-29	4,145,000	4,476,600
WPX Energy, Inc.	5.250	09-15-24	5,285,000	5,401,111
Financials 10.3%				109,695,366
Banks 4.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (D)	6.100	03-17-25	7,200,000	8,017,704
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(D)	7.000	08-16-28	4,970,000	5,712,419
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	4,215,000	5,090,436
Freedom Mortgage Corp. (A)	8.125	11-15-24	7,040,000	6,938,835
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	3,910,450
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (D)	6.500	03-23-28	3,825,000	4,146,300
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,005,000	7,495,350
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	4,165,000	4,403,655
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	1,600,000	1,777,264
Capital markets 1.1%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (A)	8.750	06-01-23	4,400,000	4,345,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(D)	7.500	07-17-23	6,685,000	7,280,634
Stearns Holdings LLC (A)	5.000	11-05-24	107,664	74,288
Consumer finance 1.5%
Avation Capital SA (A)	6.500	05-15-21	2,240,000	2,324,000
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,520,550
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,104,188
Springleaf Finance Corp.	6.625	01-15-28	4,195,000	4,635,475
Springleaf Finance Corp.	7.125	03-15-26	3,200,000	3,688,000
Diversified financial services 1.6%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,218,100
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	4,150,000	2,739,000
12	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	$5,256,000
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	2,377,344
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	6,583,388
Thrifts and mortgage finance 1.0%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,440,486
Nationstar Mortgage LLC	6.500	06-01-22	6,600,000	6,616,500
Health care 9.1%				96,396,746
Health care providers and services 6.7%
BCPE Cycle Merger Sub II, Inc. (A)	10.625	07-15-27	2,790,000	2,643,525
Centene Corp. (A)	4.625	12-15-29	1,665,000	1,746,169
Centene Corp. (A)	5.375	06-01-26	7,350,000	7,800,188
Centene Corp.	6.125	02-15-24	3,190,000	3,315,606
DaVita, Inc.	5.000	05-01-25	1,525,000	1,573,312
DaVita, Inc.	5.125	07-15-24	7,575,000	7,773,844
Encompass Health Corp.	4.500	02-01-28	1,565,000	1,604,125
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,472,790
Encompass Health Corp.	5.750	11-01-24	2,354,000	2,386,368
HCA Healthcare, Inc.	6.250	02-15-21	660,000	691,350
HCA, Inc.	5.250	06-15-26	4,080,000	4,558,743
HCA, Inc.	5.375	02-01-25	9,840,000	10,873,200
HCA, Inc.	7.500	02-15-22	590,000	653,425
MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	8,251,575
MEDNAX, Inc. (A)	6.250	01-15-27	3,060,000	3,113,550
Select Medical Corp. (A)	6.250	08-15-26	2,805,000	3,008,363
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	1,976,900
Tenet Healthcare Corp.	6.750	06-15-23	6,000,000	6,480,000
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	1,760,000	1,773,200
Pharmaceuticals 2.2%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	1,853,000	2,098,523
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,614,803
Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,760,000	1,773,200
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,214,550
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	4,053,924
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	1,540,000	1,597,750
Endo Finance LLC (A)	5.375	01-15-23	3,074,000	1,921,250
Mallinckrodt International Finance SA (A)	5.500	04-15-25	4,795,000	1,426,513
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials 6.2%				$65,652,555
Aerospace and defense 0.6%
TransDigm, Inc. (A)	6.250	03-15-26	5,550,000	5,959,313
Airlines 0.4%
Virgin Australia Holdings, Ltd. (A)	8.125	11-15-24	4,625,000	4,546,375
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,284,744
Standard Industries, Inc. (A)	6.000	10-15-25	3,960,000	4,143,150
Commercial services and supplies 1.2%
Cimpress NV (A)	7.000	06-15-26	5,400,000	5,737,500
Clean Harbors, Inc. (A)	4.875	07-15-27	1,575,000	1,650,285
Clean Harbors, Inc. (A)	5.125	07-15-29	1,015,000	1,072,545
IAA, Inc. (A)	5.500	06-15-27	1,790,000	1,882,373
LSC Communications, Inc. (A)	8.750	10-15-23	5,845,000	2,951,725
Construction and engineering 0.3%
AECOM	5.125	03-15-27	2,750,000	2,928,750
Machinery 0.2%
Harsco Corp. (A)	5.750	07-31-27	1,920,000	2,020,800
Road and rail 1.4%
Uber Technologies, Inc. (A)	7.500	11-01-23	4,215,000	4,341,450
Uber Technologies, Inc. (A)	7.500	09-15-27	3,600,000	3,568,500
Uber Technologies, Inc. (A)	8.000	11-01-26	6,880,000	6,983,200
Trading companies and distributors 1.3%
Herc Holdings, Inc. (A)	5.500	07-15-27	5,610,000	5,869,463
United Rentals North America, Inc.	3.875	11-15-27	3,465,000	3,495,319
United Rentals North America, Inc.	5.500	07-15-25	4,050,000	4,217,063
Information technology 5.2%				55,174,290
Communications equipment 1.2%
CommScope, Inc. (A)	5.500	03-01-24	3,500,000	3,635,625
CommScope, Inc. (A)	6.000	03-01-26	2,953,000	3,093,273
CommScope, Inc. (A)	8.250	03-01-27	5,500,000	5,527,225
Electronic equipment, instruments and components 0.9%
Amphenol Corp.	2.800	02-15-30	3,825,000	3,764,962
TTM Technologies, Inc. (A)	5.625	10-01-25	5,800,000	5,916,000
IT services 0.5%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	5,445,000	5,103,326
Semiconductors and semiconductor equipment 1.0%
Micron Technology, Inc.	4.663	02-15-30	2,000,000	2,124,963
Micron Technology, Inc.	5.327	02-06-29	5,000,000	5,597,989
Qorvo, Inc.	5.500	07-15-26	3,220,000	3,425,275
Software 0.1%
Camelot Finance SA (A)	4.500	11-01-26	1,550,000	1,579,376
14	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.5%
Dell International LLC (A)	8.350	07-15-46	3,800,000	$5,098,589
Harland Clarke Holdings Corp. (A)	8.375	08-15-22	3,700,000	2,775,000
Seagate HDD Cayman	4.750	06-01-23	3,855,000	4,051,286
Seagate HDD Cayman	4.875	06-01-27	3,295,000	3,481,401
Materials 5.0%				53,098,173
Chemicals 0.6%
Ashland LLC	6.875	05-15-43	2,710,000	3,089,400
The Scotts Miracle-Gro Company (A)	4.500	10-15-29	2,910,000	2,939,100
Containers and packaging 2.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,195,000	2,187,208
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,919,538
Reynolds Group Issuer, Inc.	5.750	10-15-20	2,926,705	2,930,217
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	5,350,000	5,537,250
Sealed Air Corp. (A)	4.000	12-01-27	3,650,000	3,668,250
Trivium Packaging Finance BV (A)	5.500	08-15-26	2,525,000	2,651,288
Trivium Packaging Finance BV (A)	8.500	08-15-27	1,697,000	1,845,488
Metals and mining 1.7%
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	7,600,000	7,673,720
Freeport-McMoRan, Inc.	3.875	03-15-23	1,000,000	1,020,400
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	2,924,813
Freeport-McMoRan, Inc.	5.250	09-01-29	2,850,000	2,931,938
Freeport-McMoRan, Inc.	5.450	03-15-43	3,050,000	2,928,000
Paper and forest products 0.6%
Norbord, Inc. (A)	5.750	07-15-27	2,880,000	3,002,400
Norbord, Inc. (A)	6.250	04-15-23	3,610,000	3,849,163
Real estate 1.8%				18,665,151
Equity real estate investment trusts 1.0%
Equinix, Inc.	5.875	01-15-26	3,400,000	3,604,000
GLP Capital LP	5.375	04-15-26	3,775,000	4,159,794
iStar, Inc.	4.750	10-01-24	1,450,000	1,488,969
VICI Properties LP (A)	4.625	12-01-29	1,500,000	1,546,725
Real estate management and development 0.8%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	7,545,000	7,865,663
Utilities 3.2%				33,735,314
Electric utilities 0.6%
Vistra Operations Company LLC (A)	5.625	02-15-27	5,630,000	5,912,626
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Gas utilities 1.2%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	$3,103,638
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,430,125
AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,613,500
Independent power and renewable electricity producers 1.4%
Clearway Energy Operating LLC	5.375	08-15-24		7,305,000	7,487,625

NRG Energy, Inc.	6.625	01-15-27		6,640,000	7,187,800
Convertible bonds 0.9%					$9,156,234
(Cost $9,854,670)
Communication services 0.5%					4,984,527
Entertainment 0.2%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,249,464
Media 0.3%
DISH Network Corp.	3.375	08-15-26		2,900,000	2,735,063
Information technology 0.4%					4,171,707
Software 0.4%

Avaya Holdings Corp.	2.250	06-15-23		4,780,000	4,171,707
Capital preferred securities 0.2%					$2,432,976
(Cost $2,204,214)
Financials 0.2%					2,432,976
Banks 0.2%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(E)	5.570	12-30-19		2,400,000	2,432,976
Term loans (F) 4.9%					$51,829,232
(Cost $55,532,716)
Communication services 0.9%					9,748,355
Interactive media and services 0.6%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.960	08-27-26		2,169,161	2,079,140
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	5.460	10-19-23		4,303,470	4,142,090
Media 0.3%
LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	6.765	10-22-26		3,500,000	3,527,125
16	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.3%				$13,572,344
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 month LIBOR + 7.500%)	9.202	09-02-24	6,075,075	5,300,503
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (1 month LIBOR + 6.000%)	7.716	09-01-23	71,963	70,776
Diversified consumer services 0.7%
Houghton Mifflin Harcourt Publishers, Inc., 2019 Term Loan B (G)	TBD	11-19-24	7,500,000	7,237,500
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(C)	0.000	06-06-20	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (B)(C)	0.000	06-06-20	1,618,638	0
Specialty retail 0.1%
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	4.513	10-19-26	957,447	963,565
Financials 0.5%				4,960,304
Capital markets 0.5%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	5.656	09-30-24	2,394,000	2,390,624
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.702	08-25-22	2,586,935	2,569,680
Health care 0.2%				2,612,500
Health care providers and services 0.2%
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	6.750	06-26-26	2,750,000	2,612,500
Industrials 0.6%				6,787,355
Aerospace and defense 0.6%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	5.679	04-30-25	6,884,914	6,787,355
Information technology 1.0%				10,582,241
IT services 0.5%
NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.702	08-08-25	3,809,082	3,351,992
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	7.104	05-29-26	2,000,000	1,820,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.4%
GlobalFoundries, Inc., USD Term Loan B (2 month LIBOR + 4.750%)	6.625	06-05-26	3,990,000	$3,830,400
Software 0.1%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	6.015	12-15-24	1,659,505	1,579,849
Materials 0.1%				596,227
Construction materials 0.1%
Doncasters U.S. Finance LLC, 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.354	10-09-20	2,361,293	596,227
Real estate 0.3%				2,969,906
Equity real estate investment trusts 0.3%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	4.496	06-28-23	2,962,500	2,969,906
Collateralized mortgage obligations 1.1%				$11,857,681
(Cost $8,607,706)
Commercial and residential 1.1%				11,857,681
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(H)	3.716	04-14-33	2,000,000	2,003,942
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(E)	4.351	03-15-37	1,160,000	1,159,629
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(E)	3.865	03-15-37	835,000	833,946
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (A)(H)	3.912	04-10-28	2,000,000	2,002,300
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class E (A)(H)	4.202	02-10-29	1,780,000	1,792,313
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	70,125,856	1,193,311
Series 2007-4, Class ES IO	0.350	07-19-47	70,248,445	1,023,920
Series 2007-6, Class ES IO (A)	0.343	08-19-37	62,278,817	880,274

MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	943,500	968,046
Asset backed securities 0.4%				$4,468,695
(Cost $4,420,133)
Asset backed securities 0.4%				4,468,695
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,355,200	3,446,193
18	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VB-S1 Issuer LLC Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	$1,022,502

	Shares	Value
Common stocks 0.1%		$896,915
(Cost $7,861,625)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (C)(I)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(I)	2,560	0
Information technology 0.1%		896,915
Software 0.1%

Avaya Holdings Corp. (I)	70,236	896,915
Preferred securities 3.0%		$31,886,279
(Cost $34,572,160)
Energy 0.4%		4,279,453
Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%	33,000	555,060
Oil, gas and consumable fuels 0.3%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	154,411	3,724,393
Financials 0.7%		7,282,959
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (E)	280,870	7,282,959
Industrials 0.1%		706,996
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250%	6,800	706,996
Information technology 0.7%		8,127,925
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc., 8.000%	7,025	8,127,925
Materials 0.1%		1,024,441
Construction materials 0.1%
Glasstech, Inc., Series A (C)(I)	144	86,168
Glasstech, Inc., Series B (C)(I)	4,475	938,273
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

	Shares	Value
Utilities 1.0%		$10,464,505
Electric utilities 0.2%
The Southern Company, 6.750%	34,132	1,798,074
Multi-utilities 0.8%
Dominion Energy, Inc., 7.250%	47,383	5,001,276

DTE Energy Company, 6.250%	73,450	3,665,155
Rights 0.0%		$1,637
(Cost $0)
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (I)	2,407	1,637

Warrants 0.0%		$56,864
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (I)	64,618	56,864

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.1%				$478,034
(Cost $290,749)
Seventy Seven Energy, Inc. (C)(I)	6.500	07-15-22	3,130,000	0
Stearns Holdings LLC (C)(I)	9.375	08-15-20	4,146,000	478,034

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.7%				$60,628,000
(Cost $60,627,111)
U.S. Government Agency 2.0%				20,901,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	16,623,000	16,623,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	4,278,000	4,278,000

	Par value^	Value
Repurchase agreement 3.7%		39,727,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $37,182,957 on 12-2-19, collateralized by $38,197,800 U.S. Treasury Bills, 0.000% due 1-16-20 to 6-18-20 (maturity value of $37,926,677)	37,178,000	37,178,000
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $2,549,117 on 12-2-19, collateralized by $2,580,000 U.S. Treasury Notes, 2.000% due 10-31-21 (maturity value of $2,600,354)	2,549,000	2,549,000

20	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $1,057,278,321) 99.5%	$1,055,045,718
Other assets and liabilities, net 0.5%	5,381,664
Total net assets 100.0%	$1,060,427,382

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $507,526,403 or 47.9% of the fund's net assets as of 11-30-19.
(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	90	Short	Mar 2020	$(11,661,136)	$(11,642,344)	$18,792
						$18,792
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	70,000	USD	52,658	RBC	2/12/2020	$65	—
USD	1,030,641	CAD	1,368,071	CITI	2/12/2020	225	—
USD	1,184,443	CAD	1,569,326	RBC	2/12/2020	2,444	—
USD	129,118	CAD	170,000	TD	2/12/2020	1,076	—
						$3,810	$—
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	D.R. Horton, Inc.	5,000,000	USD	$ 5,000,000	1.000%	Quarterly	Dec 2024	$ (107,384)	$ (34,028)	$ (141,412)
MSCS	AT&T, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(29,579)	(21,583)	(51,162)
MSCS	Conagra Brands, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(78,784)	1,307	(77,477)
MSCS	Halliburton Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(54,673)	(10,446)	(65,119)
MSCS	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(135,039)	(30,218)	(165,257)
MSCS	Target Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(181,108)	(13,233)	(194,341)
MSCS	TWDC Enterprises 18 Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(192,425)	(20,739)	(213,164)
MSCS	United Parcel Service, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2024	(162,343)	(7,881)	(170,224)
				$40,000,000				$(941,335)	$(136,821)	$(1,078,156)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
TD	The Toronto-Donimion Bank
22	JOHN HANCOCK HIGH YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

At 11-30-19, the aggregate cost of investments for federal income tax purposes was $1,058,339,464. Net unrealized depreciation aggregated to $4,349,300, of which $38,586,468 related to gross unrealized appreciation and $42,935,768 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,057,278,321)	$1,055,045,718
Unrealized appreciation on forward foreign currency contracts	3,810
Receivable for futures variation margin	11,237
Cash	729
Foreign currency, at value (Cost $941)	938
Collateral held at broker for futures contracts	125,000
Collateral segregated at custodian for OTC derivative contracts	880,000
Dividends and interest receivable	15,669,480
Receivable for fund shares sold	382,789
Receivable for investments sold	1,800,361
Other assets	73,594
Total assets	1,073,993,656
Liabilities
Swap contracts, at value (net unamortized upfront payment of $(941,335))	1,078,156
Distributions payable	176,991
Payable for investments purchased	10,889,159
Payable for fund shares repurchased	1,120,810
Payable to affiliates
Accounting and legal services fees	131,196
Transfer agent fees	47,203
Distribution and service fees	1,809
Trustees' fees	804
Other liabilities and accrued expenses	120,146
Total liabilities	13,566,274
Net assets	$1,060,427,382
Net assets consist of
Paid-in capital	$1,541,568,559
Total distributable earnings (loss)	(481,141,177)
Net assets	$1,060,427,382

24	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($312,128,928 ÷ 91,603,561 shares)[1]	$3.41
Class B ($2,138,192 ÷ 626,516 shares)[1]	$3.41
Class C ($47,086,499 ÷ 13,821,536 shares)[1]	$3.41
Class I ($108,081,759 ÷ 31,756,191 shares)	$3.40
Class R6 ($22,446,569 ÷ 6,601,894 shares)	$3.40
Class NAV ($568,545,435 ÷ 167,131,577 shares)	$3.40
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	25

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$31,492,649
Dividends	709,140
Less foreign taxes withheld	(12,882)
Total investment income	32,188,907
Expenses
Investment management fees	2,581,730
Distribution and service fees	658,276
Accounting and legal services fees	119,627
Transfer agent fees	284,154
Trustees' fees	8,474
Custodian fees	62,104
State registration fees	44,871
Printing and postage	34,007
Professional fees	47,782
Other	23,130
Total expenses	3,864,155
Less expense reductions	(38,220)
Net expenses	3,825,935
Net investment income	28,362,972
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,943,433)
Futures contracts	(329,128)
Forward foreign currency contracts	2,506
Swap contracts	(696,192)
(2,966,247)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,582,006
Futures contracts	157,502
Forward foreign currency contracts	(29,149)
Swap contracts	38,405
14,748,764
Net realized and unrealized gain (loss)	11,782,517
Increase in net assets from operations	$40,145,489
26	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$28,362,972	$48,209,958
Net realized loss	(2,966,247)	(7,377,629)
Change in net unrealized appreciation (depreciation)	14,748,764	(5,824,059)
Increase in net assets resulting from operations	40,145,489	35,008,270
Distributions to shareholders
From earnings
Class A	(8,220,931)	(17,507,678)
Class B	(57,086)	(220,013)
Class C	(1,166,966)	(3,004,324)
Class I	(2,837,103)	(6,781,388)
Class R6	(604,937)	(1,184,685)
Class NAV	(15,358,220)	(18,661,554)
Total distributions	(28,245,243)	(47,359,642)
From fund share transactions	24,400,451	175,293,449
Total increase	36,300,697	162,942,077
Net assets
Beginning of period	1,024,126,685	861,184,608
End of period	$1,060,427,382	$1,024,126,685
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	27

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$3.37	$3.41	$3.54	$3.32	$3.62	$3.94
Net investment income[2]	0.09	0.19	0.19	0.19	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.04	(0.04)	(0.13)	0.23	(0.28)	(0.29)
Total from investment operations	0.13	0.15	0.06	0.42	(0.08)	(0.07)
Less distributions
From net investment income	(0.09)	(0.19)	(0.19)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$3.41	$3.37	$3.41	$3.54	$3.32	$3.62
Total return (%)[3,4]	3.89 [5]	4.46	1.60	13.10	(2.03)	(1.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$312	$309	$336	$367	$258	$321
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [6]	0.94	0.94	0.96	0.97	0.95
Expenses including reductions	0.93 [6]	0.94	0.93	0.96	0.96	0.94
Net investment income	5.31 [6]	5.66	5.50	5.58	6.01	5.84
Portfolio turnover (%)	32	59	52	65 [7]	89	80

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
28	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$3.37	$3.42	$3.54	$3.32	$3.63	$3.94
Net investment income[2]	0.08	0.17	0.17	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	0.04	(0.06)	(0.13)	0.23	(0.29)	(0.28)
Total from investment operations	0.12	0.11	0.04	0.40	(0.12)	(0.09)
Less distributions
From net investment income	(0.08)	(0.16)	(0.16)	(0.18)	(0.19)	(0.22)
Net asset value, end of period	$3.41	$3.37	$3.42	$3.54	$3.32	$3.63
Total return (%)[3,4]	3.50 [5]	3.38	1.14	12.23	(3.07)	(2.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$7	$14	$19	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69 [6]	1.69	1.69	1.72	1.74	1.74
Expenses including reductions	1.68 [6]	1.69	1.68	1.71	1.73	1.74
Net investment income	4.57 [6]	4.90	4.74	4.85	5.22	5.07
Portfolio turnover (%)	32	59	52	65 [7]	89	80

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	29

CLASS C SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$3.37	$3.41	$3.54	$3.31	$3.62	$3.94
Net investment income[2]	0.08	0.17	0.17	0.17	0.18	0.19
Net realized and unrealized gain (loss) on investments	0.04	(0.05)	(0.14)	0.24	(0.30)	(0.29)
Total from investment operations	0.12	0.12	0.03	0.41	(0.12)	(0.10)
Less distributions
From net investment income	(0.08)	(0.16)	(0.16)	(0.18)	(0.19)	(0.22)
Net asset value, end of period	$3.41	$3.37	$3.41	$3.54	$3.31	$3.62
Total return (%)[3,4]	3.50 [5]	3.69	0.84	12.26	(2.77)	(2.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$55	$72	$121	$79	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69 [6]	1.69	1.69	1.71	1.73	1.71
Expenses including reductions	1.68 [6]	1.69	1.68	1.71	1.72	1.70
Net investment income	4.57 [6]	4.91	4.75	4.83	5.26	5.09
Portfolio turnover (%)	32	59	52	65 [7]	89	80

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
30	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$3.36	$3.41	$3.53	$3.31	$3.62	$3.93
Net investment income[2]	0.09	0.20	0.20	0.20	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.04	(0.05)	(0.12)	0.23	(0.29)	(0.28)
Total from investment operations	0.13	0.15	0.08	0.43	(0.08)	(0.05)
Less distributions
From net investment income	(0.09)	(0.20)	(0.20)	(0.21)	(0.23)	(0.26)
Net asset value, end of period	$3.40	$3.36	$3.41	$3.53	$3.31	$3.62
Total return (%)[3]	4.02 [4]	4.40	2.14	13.42	(2.07)	(1.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$108	$99	$147	$212	$34	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69 [5]	0.71	0.69	0.70	0.72	0.75
Expenses including reductions	0.68 [5]	0.70	0.68	0.69	0.71	0.72
Net investment income	5.56 [5]	5.89	5.72	5.81	6.24	6.05
Portfolio turnover (%)	32	59	52	65 [6]	89	80

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	31

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$3.36	$3.40	$3.53	$3.46
Net investment income[3]	0.10	0.20	0.21	0.11
Net realized and unrealized gain (loss) on investments	0.04	(0.04)	(0.14)	0.08
Total from investment operations	0.14	0.16	0.07	0.19
Less distributions
From net investment income	(0.10)	(0.20)	(0.20)	(0.12)
Net asset value, end of period	$3.40	$3.36	$3.40	$3.53
Total return (%)[4]	4.08 [5]	4.82	1.95	5.73 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$20	$21	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58 [6]	0.59	0.59	0.61 [6]
Expenses including reductions	0.57 [6]	0.59	0.58	0.58 [6]
Net investment income	5.66 [6]	6.00	5.90	5.68 [6]
Portfolio turnover (%)	32	59	52	65 [7,8]

[1]	Six months ended 11-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 10-31-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
32	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$3.36	$3.41	$3.53	$3.31	$3.62	$3.93
Net investment income[2]	0.10	0.20	0.20	0.21	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.04	(0.05)	(0.12)	0.23	(0.29)	(0.27)
Total from investment operations	0.14	0.15	0.08	0.44	(0.08)	(0.04)
Less distributions
From net investment income	(0.10)	(0.20)	(0.20)	(0.22)	(0.23)	(0.27)
Net asset value, end of period	$3.40	$3.36	$3.41	$3.53	$3.31	$3.62
Total return (%)[3]	4.08 [4]	4.53	2.25	13.56	(1.93)	(1.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$569	$538	$279	$302	$290	$321
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57 [5]	0.58	0.58	0.59	0.59	0.56
Expenses including reductions	0.56 [5]	0.57	0.57	0.58	0.58	0.55
Net investment income	5.69 [5]	5.99	5.86	5.97	6.39	6.24
Portfolio turnover (%)	32	59	52	65 [6]	89	80

[1]	Six months ended 11-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	33

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
34	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$881,353,171	—	$881,353,171	—
Convertible bonds	9,156,234	—	9,156,234	—
Capital preferred securities	2,432,976	—	2,432,976	—
Term loans	51,829,232	—	51,829,232	—
Collateralized mortgage obligations	11,857,681	—	11,857,681	—
Asset backed securities	4,468,695	—	4,468,695	—
Common stocks	896,915	$896,915	—	—
Preferred securities	31,886,279	30,861,838	—	$1,024,441
Rights	1,637	1,637	—	—
Warrants	56,864	56,864	—	—
Escrow certificates	478,034	—	—	478,034
Short-term investments	60,628,000	—	60,628,000	—
Total investments in securities	$1,055,045,718	$31,817,254	$1,021,725,989	$1,502,475
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	35

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$18,792	$18,792	—	—
Forward foreign currency contracts	3,810	—	$3,810	—
Liabilities
Swap contracts	(1,078,156)	—	(1,078,156)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often
36	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	37

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $2,001.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $19,472,810 and a long-term capital loss carryforward of $459,564,339 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
38	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	39

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2019, the fund used futures contracts to manage duration of the fund and to maintain diversity of the fund. The fund held futures contracts with USD notional values ranging from $11.4 million to $11.9 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging from $2.4 million to $6.3 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized
40	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended November 30, 2019, the fund used credit default swap contracts as a buyer to manage against potential credit events and to gain exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging up to $40.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$18,792	—
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	3,810	—
Credit	Swap contracts, at value	Credit default swaps[2]	—	$(1,078,156)
			$22,602	$(1,078,156)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Swap contracts at value, which represents OTC swaps, are shown separately on the Statements of assets and liabilities.
Effect of derivative instruments on the Statement of operations
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	41

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(329,128)	—	—	$(329,128)
Currency	—	$2,506	—	2,506
Credit	—	—	$(696,192)	(696,192)
Total	$(329,128)	$2,506	$(696,192)	$(1,022,814)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2019:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$157,502	—	—	$157,502
Currency	—	$(29,149)	—	(29,149)
Credit	—	—	$38,405	38,405
Total	$157,502	$(29,149)	$38,405	$166,758
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
42	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.72% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, prime brokerage fees, borrowing costs and short dividend expense. The current expense limitation agreement for Class I will expire on September 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,517
Class B	93
Class C	1,903
Class I	3,799
Class	Expense reduction
Class R6	$794
Class NAV	20,114
Total	$38,220

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.49% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	43

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $295,311 for the six months ended November 30, 2019. Of this amount, $36,824 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $258,487 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, CDSCs received by the Distributor amounted to $454 and $268 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$388,666	$188,100
Class B	12,578	1,522
Class C	257,032	31,091
Class I	—	62,069
Class R6	—	1,372
Total	$658,276	$284,154
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
44	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,516,823	$25,644,658	10,713,681	$36,251,627
Distributions reinvested	2,103,548	7,190,622	4,523,116	15,261,379
Repurchased	(9,762,478)	(33,324,682)	(21,864,537)	(73,763,246)
Net decrease	(142,107)	$(489,402)	(6,627,740)	$(22,250,240)
Class B shares
Sold	16,665	$56,901	18,657	$63,845
Distributions reinvested	15,069	51,590	59,745	202,072
Repurchased	(283,704)	(967,652)	(1,119,432)	(3,798,299)
Net decrease	(251,970)	$(859,161)	(1,041,030)	$(3,532,382)
Class C shares
Sold	239,721	$817,748	1,024,429	$3,457,077
Distributions reinvested	329,090	1,124,453	859,296	2,898,688
Repurchased	(3,026,819)	(10,321,925)	(6,585,508)	(22,236,706)
Net decrease	(2,458,008)	$(8,379,724)	(4,701,783)	$(15,880,941)
Class I shares
Sold	6,830,133	$23,287,661	7,442,808	$25,070,778
Distributions reinvested	825,319	2,817,020	1,991,442	6,714,838
Repurchased	(5,323,218)	(18,140,459)	(23,104,912)	(77,859,233)
Net increase (decrease)	2,332,234	$7,964,222	(13,670,662)	$(46,073,617)
Class R6 shares
Sold	1,155,195	$3,933,563	1,732,555	$5,861,629
Distributions reinvested	172,600	588,561	344,385	1,159,967
Repurchased	(748,088)	(2,547,848)	(2,250,255)	(7,581,101)
Net increase (decrease)	579,707	$1,974,276	(173,315)	$(559,505)
Class NAV shares
Sold	12,424,385	$42,283,833	92,215,779	$311,294,915
Distributions reinvested	4,501,699	15,358,220	5,532,084	18,661,555
Repurchased	(9,845,216)	(33,451,813)	(19,688,075)	(66,366,336)
Net increase	7,080,868	$24,190,240	78,059,788	$263,590,134
Total net increase	7,140,724	$24,400,451	51,845,258	$175,293,449
SEMIANNUAL REPORT | JOHN HANCOCK High Yield Fund	45

Affiliates of the fund owned 3% and 100% of shares of Class I and Class NAV, respectively, on November 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $336,279,485 and $326,624,141, respectively, for the six months ended November 30, 2019.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2019, funds within the John Hancock group of funds complex held 52.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	20.3%
JHF II Multimanager Lifestyle Growth Portfolio	10.5%
JHF II Multimanager Lifestyle Moderate Portfolio	7.8%
JHF II Multimanager Lifestyle Conservative Portfolio	6.2%
46	JOHN HANCOCK High Yield Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment (US) LLC (the Subadvisor, formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC), for John Hancock High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       47

and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       48

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2018, and outperformed its benchmark index for the ten-year period ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the three- and ten-year periods and underperformed its peer group average for the one- and five-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group average for the three- and ten-year periods and to the benchmark index for the ten-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       49

that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       50

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structures contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       51

account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the fund's subadvisory fees are lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       52

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds over the longer-term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       53

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

John F. Addeo, CFA
Dennis F. McCafferty, CFA
Caryn E. Rothman, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       54

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028732	57SA 11/19 1/20

John Hancock

ESG Core Bond Fund

Semiannual report 11/30/19
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Core Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
20	Notes to financial statements
27	Continuation of investment advisory and subadvisory agreements
34	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/19 (%)

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index of the investment grade, US dollar-denominated, fixed-rate government related bond markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	6-month	Since inception[2]	as of 11-30-19	as of 11-30-19
Class A	2.97	1.39	-1.76	4.19	1.21	0.91
Class I3	7.55	3.06	2.44	9.36	1.51	1.19
Class R6[3]	7.66	3.17	2.50	9.70	1.61	1.30
Index 1†	8.09	3.31	2.71	10.15	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.13	0.88	0.77
Net (%)	0.87	0.62	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Core Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I3	12-14-16	10,936	10,936	11,015
Class R6[3]	12-14-16	10,970	10,970	11,015

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index of the investment grade, US dollar-denominated, fixed-rate government related bond markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 12-14-16.
3	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.10	$4.40	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%
Class I	Actual expenses/actual returns	1,000.00	1,024.40	3.14	0.62%
	Hypothetical example	1,000.00	1,021.90	3.13	0.62%
Class R6	Actual expenses/actual returns	1,000.00	1,025.00	2.58	0.51%
	Hypothetical example	1,000.00	1,022.50	2.58	0.51%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.7%				$23,406,720
(Cost $22,702,343)
U.S. Government 28.5%				17,689,361
U.S. Treasury
Note	1.625	02-15-26	550,000	547,250
Note	1.875	04-30-22	500,000	503,027
Note	1.875	07-31-22	300,000	302,074
Note	2.000	05-31-21	1,150,000	1,155,301
Note	2.000	02-15-23	500,000	506,055
Note	2.000	04-30-24	850,000	863,348
Note	2.000	02-15-25	650,000	661,045
Note	2.125	05-31-21	1,020,000	1,026,734
Note	2.125	03-31-24	600,000	612,328
Note	2.250	11-15-24	1,100,000	1,131,668
Note	2.250	08-15-27	500,000	518,418
Note	2.250	11-15-27	525,000	544,708
Note	2.375	08-15-24	1,250,000	1,291,602
Note	2.375	04-30-26	600,000	623,930
Note	2.375	05-15-27	200,000	209,008
Note	2.375	05-15-29	900,000	945,949
Note	2.500	01-31-21	750,000	756,826
Note	2.500	05-15-24	950,000	985,291
Note	2.750	02-15-24	200,000	209,031
Note	2.750	06-30-25	600,000	634,148
Note	2.750	02-15-28	450,000	484,365
Note	2.875	11-15-21	600,000	614,133
Note	2.875	05-15-28	450,000	489,516
Note	2.875	08-15-28	500,000	544,707
Note	3.000	09-30-25	700,000	750,559
Note	3.125	11-15-28	700,000	778,340
U.S. Government Agency 9.2%				5,717,359
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	293,042	301,000
15 Yr Pass Thru	3.000	03-01-32	717,544	740,120
15 Yr Pass Thru	3.500	03-01-30	335,162	348,863
15 Yr Pass Thru	3.500	04-01-32	625,665	654,704
15 Yr Pass Thru	4.000	05-01-33	385,444	403,021
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	335,195	350,660
15 Yr Pass Thru	3.500	11-01-34	230,000	240,114
15 Yr Pass Thru	4.000	05-01-33	455,575	486,633
30 Yr Pass Thru	3.000	05-01-48	300,286	307,426
30 Yr Pass Thru	3.500	07-01-47	536,977	557,014
8	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-47	387,910	$415,515
30 Yr Pass Thru	4.500	01-01-46	477,641	512,694

30 Yr Pass Thru	5.000	11-01-39	361,600	399,595
Corporate bonds 39.8%				$24,670,054
(Cost $23,810,163)
Communication services 2.4%				1,464,656
Diversified telecommunication services 1.7%
AT&T, Inc.	4.125	02-17-26	490,000	528,875
Verizon Communications, Inc.	5.150	09-15-23	445,000	495,076
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	440,705
Consumer discretionary 1.6%				993,519
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	295,730
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	275,091
The Home Depot, Inc.	2.950	06-15-29	200,000	208,922
The Home Depot, Inc.	3.350	09-15-25	200,000	213,776
Consumer staples 3.1%				1,915,572
Beverages 0.8%
Diageo Capital PLC	4.828	07-15-20	235,000	239,216
PepsiCo, Inc.	2.750	03-05-22	255,000	260,815
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	382,719
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	214,242
The Clorox Company	3.900	05-15-28	200,000	220,482
Personal products 1.0%
The Estee Lauder Companies, Inc.	3.150	03-15-27	225,000	238,102
Unilever Capital Corp.	4.250	02-10-21	350,000	359,996
Energy 3.1%				1,906,250
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	262,966
Oil, gas and consumable fuels 2.7%
Enbridge, Inc.	4.000	10-01-23	270,000	285,450
Equinor ASA	2.650	01-15-24	350,000	359,359
Equinor ASA	2.900	11-08-20	200,000	201,875
Shell International Finance BV	3.250	05-11-25	300,000	316,257
Total Capital International SA	3.455	02-19-29	200,000	216,727
Total Capital SA	4.450	06-24-20	260,000	263,616
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials 12.5%				$7,751,551
Banks 7.8%
Bank of America Corp.	3.248	10-21-27	175,000	182,389
Bank of America Corp.	4.000	04-01-24	345,000	369,173
Bank of Montreal	2.050	11-01-22	150,000	150,067
BNP Paribas SA	3.250	03-03-23	430,000	446,251
Citigroup, Inc.	3.200	10-21-26	500,000	518,745
HSBC Holdings PLC	2.650	01-05-22	375,000	378,299
JPMorgan Chase & Co.	3.300	04-01-26	695,000	729,878
KeyBank NA	3.300	02-01-22	250,000	256,797
KeyCorp	2.550	10-01-29	201,000	196,556
Royal Bank of Canada	3.200	04-30-21	300,000	305,283
The PNC Financial Services Group, Inc.	3.500	01-23-24	295,000	310,601
The Toronto-Dominion Bank	1.800	07-13-21	405,000	404,789
US Bancorp	2.375	07-22-26	300,000	302,585
Westpac Banking Corp.	2.000	08-19-21	300,000	300,017
Capital markets 2.8%
Morgan Stanley	2.625	11-17-21	295,000	298,197
Morgan Stanley	3.700	10-23-24	275,000	291,222
State Street Corp.	2.550	08-18-20	250,000	251,167
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	272,544
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	589,569
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	309,898
Insurance 1.4%
Chubb INA Holdings, Inc.	2.300	11-03-20	240,000	240,643
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	256,976
Lincoln National Corp.	3.050	01-15-30	105,000	105,604
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	284,301
Health care 6.6%				4,071,094
Biotechnology 1.8%
AbbVie, Inc.	3.600	05-14-25	295,000	309,286
Amgen, Inc.	2.650	05-11-22	250,000	253,278
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	255,356
Novartis Capital Corp.	3.000	11-20-25	275,000	288,979
Health care equipment and supplies 0.7%
Abbott Laboratories	2.950	03-15-25	291,000	302,504
Medtronic, Inc.	3.150	03-15-22	148,000	152,184
Health care providers and services 2.3%
Anthem, Inc.	3.650	12-01-27	330,000	348,207
CVS Health Corp.	3.875	07-20-25	365,000	388,921
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	258,763
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	215,712
10	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	$221,942
Pharmaceuticals 1.8%
Merck & Company, Inc.	2.400	09-15-22	160,000	162,561
Merck & Company, Inc.	3.400	03-07-29	285,000	309,599
Sanofi	4.000	03-29-21	450,000	462,846
Zoetis, Inc.	3.250	02-01-23	137,000	140,956
Industrials 2.9%				1,830,955
Aerospace and defense 0.4%
Lockheed Martin Corp.	3.550	01-15-26	250,000	268,518
Air freight and logistics 0.3%
United Parcel Service, Inc.	3.050	11-15-27	215,000	226,340
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	227,078
Machinery 1.2%
Caterpillar, Inc.	3.400	05-15-24	300,000	317,158
Deere & Company	2.600	06-08-22	130,000	132,179
John Deere Capital Corp.	2.250	09-14-26	285,000	284,671
Road and rail 0.6%
CSX Corp.	3.700	11-01-23	150,000	158,873
Union Pacific Corp.	2.750	03-01-26	210,000	216,138
Information technology 3.3%				2,081,756
Communications equipment 0.4%
Cisco Systems, Inc.	1.850	09-20-21	280,000	279,992
Semiconductors and semiconductor equipment 0.9%
Intel Corp.	3.300	10-01-21	430,000	441,582
Texas Instruments, Inc.	2.250	09-04-29	145,000	142,570
Software 1.2%
Microsoft Corp.	2.700	02-12-25	300,000	309,716
Oracle Corp.	2.400	09-15-23	210,000	212,701
Oracle Corp.	2.500	05-15-22	220,000	222,994
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	472,201
Materials 1.0%				632,338
Chemicals 0.8%
Eastman Chemical Company	3.600	08-15-22	240,000	248,000
Ecolab, Inc.	3.250	01-14-23	255,000	263,656
Containers and packaging 0.2%
WRKCo, Inc.	3.750	03-15-25	115,000	120,682
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.3%				$806,331
Equity real estate investment trusts 1.3%
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	357,924
Boston Properties LP	3.800	02-01-24	200,000	211,915
Simon Property Group LP	3.375	10-01-24	225,000	236,492
Utilities 2.0%				1,216,032
Electric utilities 1.6%
MidAmerican Energy Company	3.100	05-01-27	275,000	290,034
NSTAR Electric Company	2.375	10-15-22	380,000	384,075
Xcel Energy, Inc.	4.000	06-15-28	250,000	274,969
Independent power and renewable electricity producers 0.4%

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	266,954
Municipal bonds 11.8%				$7,291,954
(Cost $7,156,303)
City of Avondale (Arizona)	2.240	07-01-20	250,000	250,404
City of New York	2.260	03-01-22	385,000	386,422
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	463,091
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	323,180
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	299,905
Kent City School District (Ohio)	5.000	12-01-20	350,000	360,173
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	309,178
Louisiana Public Facilities Authority	2.193	12-15-20	400,000	400,945
Massachusetts Water Resources Authority	2.223	08-01-27	500,000	493,522
Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	194,807
Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	95,204
New Mexico Finance Authority	2.135	06-15-20	300,000	300,442
New Mexico Finance Authority	2.287	06-15-21	195,000	195,302
New York City Housing Development Corp.	2.416	05-01-24	325,000	327,625
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	349,697
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	486,457
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	206,561
Tennessee State School Bond Authority	2.054	11-01-21	460,000	460,912
Texas A&M University	3.231	05-15-27	350,000	372,355
Texas Public Finance Authority	4.000	02-01-23	215,000	227,100
Texas State University System	3.277	03-15-27	370,000	388,052

University of North Texas	3.357	04-15-27	375,000	400,620
12	JOHN HANCOCK ESG CORE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 3.4%				$2,116,955
(Cost $2,102,196)
U.S. Government Agency 3.4%				2,116,955
Federal Home Loan Mortgage Corp.
Series K028, Class A2	3.111	02-25-23	340,000	351,435
Series K036, Class A2 (A)	3.527	10-25-23	237,000	250,025
Series K724, Class A2 (A)	3.062	11-25-23	302,000	312,576
Series K725, Class A2	3.002	01-25-24	617,000	638,736
Federal National Mortgage Association
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	261,542	263,543

Series 2017-M10, Class AV2 (A)	2.646	07-25-24	294,000	300,640
Asset backed securities 5.6%				$3,484,058
(Cost $3,435,361)
Asset backed securities 5.6%				3,484,058
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	1,000,000	1,024,074
BA Credit Card Trust Series 2018-A3, Class A3	3.100	12-25-23	715,000	729,559
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	755,000	760,478
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	546,000	555,945
Series 2019-C, Class A3	1.870	03-15-24	174,000	173,950
Honda Auto Receivables Owner Trust Series 2019-4, Class A3	1.830	01-18-24	240,000	240,052

	Yield (%)	Shares	Value
Short-term investments 2.0%			$1,220,377
(Cost $1,220,377)
Short-term funds 2.0%			1,220,377
JPMorgan U.S. Government Money Market Fund, Institutional Class	1.5443(B)	1,220,377	1,220,377

Total investments (Cost $60,426,743) 100.3%	$62,190,118
Other assets and liabilities, net (0.3%)	(196,412)
Total net assets 100.0%	$61,993,706

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 11-30-19.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $60,607,612. Net unrealized appreciation aggregated to $1,582,506, of which $1,610,211 related to gross unrealized appreciation and $27,705 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $60,426,743)	$62,190,118
Interest receivable	340,849
Receivable from affiliates	1,269
Other assets	43,277
Total assets	62,575,513
Liabilities
Due to custodian	1,902
Distributions payable	97,058
Payable for investments purchased	421,250
Payable for fund shares repurchased	7,965
Payable to affiliates
Accounting and legal services fees	8,019
Transfer agent fees	6,036
Trustees' fees	177
Other liabilities and accrued expenses	39,400
Total liabilities	581,807
Net assets	$61,993,706
Net assets consist of
Paid-in capital	$60,922,370
Total distributable earnings (loss)	1,071,336
Net assets	$61,993,706

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,180,041 ÷ 504,404 shares)[1]	$10.27
Class I ($55,169,242 ÷ 5,372,815 shares)	$10.27
Class R6 ($1,644,423 ÷ 160,128 shares)	$10.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.70

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  11-30-19 (unaudited)

Investment income
Interest	$838,736
Expenses
Investment management fees	140,697
Distribution and service fees	6,482
Accounting and legal services fees	6,890
Transfer agent fees	36,957
Trustees' fees	631
Custodian fees	12,753
State registration fees	25,925
Printing and postage	12,690
Professional fees	25,045
Other	11,235
Total expenses	279,305
Less expense reductions	(79,537)
Net expenses	199,768
Net investment income	638,968
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	148,160
148,160
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	724,068
724,068
Net realized and unrealized gain	872,228
Increase in net assets from operations	$1,511,196
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-19 (unaudited)	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$638,968	$1,145,707
Net realized gain (loss)	148,160	(339,119)
Change in net unrealized appreciation (depreciation)	724,068	2,178,299
Increase in net assets resulting from operations	1,511,196	2,984,887
Distributions to shareholders
From earnings
Class A	(52,685)	(99,708)
Class I	(635,839)	(1,129,856)
Class R6	(19,246)	(35,790)
Total distributions	(707,770)	(1,265,354)
From fund share transactions	(386,480)	5,249,313
Total increase	416,946	6,968,846
Net assets
Beginning of period	61,576,760	54,607,914
End of period	$61,993,706	$61,576,760
16	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.09	0.18	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.14	0.31	(0.27)	0.17
Total from investment operations	0.23	0.49	(0.13)	0.23
Less distributions
From net investment income	(0.10)	(0.20)	(0.17)	(0.07)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.10)	(0.20)	(0.18)	(0.07)
Net asset value, end of period	$10.27	$10.14	$9.85	$10.16
Total return (%)[4,5]	2.31 [6]	5.04	(1.31)	2.35 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [7]	1.12	1.39	2.02 [7]
Expenses including reductions	0.87 [7]	0.86	0.86	0.87 [7]
Net investment income	1.81 [7]	1.81	1.40	1.31 [7]
Portfolio turnover (%)	18	37	83	61

[1]	Six months ended 11-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	17

CLASS I SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.11	0.20	0.16	0.07
Net realized and unrealized gain (loss) on investments	0.14	0.31	(0.27)	0.18
Total from investment operations	0.25	0.51	(0.11)	0.25
Less distributions
From net investment income	(0.12)	(0.22)	(0.19)	(0.09)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.12)	(0.22)	(0.20)	(0.09)
Net asset value, end of period	$10.27	$10.14	$9.85	$10.16
Total return (%)[4]	2.44 [5]	5.29	(1.06)	2.47 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$55	$48	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87 [6]	0.89	1.14	1.76 [6]
Expenses including reductions	0.62 [6]	0.63	0.61	0.61 [6]
Net investment income	2.06 [6]	2.05	1.65	1.58 [6]
Portfolio turnover (%)	18	37	83	61

[1]	Six months ended 11-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-19 [1]	5-31-19	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[3]	0.11	0.21	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.14	0.31	(0.28)	0.17
Total from investment operations	0.25	0.52	(0.10)	0.25
Less distributions
From net investment income	(0.12)	(0.23)	(0.20)	(0.09)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.12)	(0.23)	(0.21)	(0.09)
Net asset value, end of period	$10.27	$10.14	$9.85	$10.16
Total return (%)[4]	2.50 [5]	5.41	(0.96)	2.52 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [6]	0.77	1.05	1.67 [6]
Expenses including reductions	0.51 [6]	0.51	0.51	0.52 [6]
Net investment income	2.17 [6]	2.16	1.75	1.67 [6]
Portfolio turnover (%)	18	37	83	61

[1]	Six months ended 11-30-19. Unaudited.
[2]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
20	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$23,406,720	—	$23,406,720	—
Corporate bonds	24,670,054	—	24,670,054	—
Municipal bonds	7,291,954	—	7,291,954	—
Collateralized mortgage obligations	2,116,955	—	2,116,955	—
Asset backed securities	3,484,058	—	3,484,058	—
Short-term investments	1,220,377	$1,220,377	—	—
Total investments in securities	$62,190,118	$1,220,377	$60,969,741	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	21

interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2019 were $1,127.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $326,358 and a long-term capital loss carryforward of $312,571 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
22	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	23

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2020, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,598
Class I	70,885
Class	Expense reduction
Class R6	$2,054
Total	$79,537

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.20% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $88 for the six months ended November 30, 2019. Of this amount, $11 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $77 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2019, there were no CDSCs received by the Distributor for Class A shares.
24	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,482	$3,137
Class I	—	33,717
Class R6	—	103
Total	$6,482	$36,957
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2019 and for the year ended May 31, 2019 were as follows:
	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,811	$18,732	44,916	$444,701
Distributions reinvested	562	5,773	970	9,613
Repurchased	(5,689)	(58,262)	(28,656)	(284,502)
Net increase (decrease)	(3,316)	$(33,757)	17,230	$169,812
Class I shares
Sold	160,817	$1,647,585	534,091	$5,311,365
Distributions reinvested	11,138	114,402	13,759	136,554
Repurchased	(212,957)	(2,189,039)	(38,028)	(375,606)
Net increase (decrease)	(41,002)	$(427,052)	509,822	$5,072,313
SEMIANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	25

	Six Months Ended 11-30-19		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	7,164	$73,820	911	$8,998
Distributions reinvested	83	857	62	609
Repurchased	(34)	(348)	(242)	(2,419)
Net increase	7,213	$74,329	731	$7,188
Total net increase (decrease)	(37,105)	$(386,480)	527,783	$5,249,313
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $7,795,891 and $6,231,224, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $3,342,948 and $5,349,187, respectively, for the six months ended November 30, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
26	JOHN HANCOCK ESG Core Bond Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Breckinridge Capital Advisors, Inc (the Subadvisor), for John Hancock ESG Core Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       27

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       28

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2018 and for the period since inception. The Board also noted that the fund outperformed its peer group average for the one-year period ended December 31, 2018, and underperformed its peer group average for the period since inception ended December 31, 2018. The Board took into account management's discussion of the factors that contributed to the fund's recent underperformance, including the relatively recent inception period of the fund and the impact of the fund's investment strategy on its relative performance. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are lower than the peer group median and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       29

pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       30

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       31

and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       32

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       33

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Breckinridge Capital Advisors, Inc.

Portfolio Managers

Matthew C. Buscone
Sara Chanda
Khurram Gillani
Jeffrey M. Glenn, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       34

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

The John Hancock funds are distributed by John Hancock Investment Management Distributors LLC. Member FINRA SIPC.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028728	468SA 11/19 1/20

John Hancock

Short Duration Bond Fund

Semiannual report 11/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a volatile time for bond investors during the six months ended November 30, 2019, although most market segments delivered attractive absolute returns for the period. Uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy led to some dramatic swings in performance. The trend in longer-term yields was decidedly downward, leading to several periods where the U.S. Treasury yield curve was inverted. Three times in 2019—in July, September, and October—the U.S. Federal Reserve stepped in with reductions in short-term interest rates in an attempt to shore up the economy.

While the economic fundamentals in the United States appear fairly solid—with a strong labor market, low inflation and interest rates, and a confident consumer base—the outlook for the global economy is less certain. Subsequent to period end, President Trump was impeached by the House of Representatives; it remains to be seen how the Senate and financial markets will react. We feel confident in saying there are sure to be patches of market turbulence in the months ahead. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Bond Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
31	Evaluation of advisory and subadvisory agreements by the board of trustees
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       1

Portfolio summary

PORTFOLIO COMPOSITION AS OF 11/30/19 (%)

QUALITY COMPOSITION AS OF 11/30/19 (%)

U.S. Government	5.2
U.S. Government Agency	15.2
Collateralized mortgage obligations - U.S. Government Agency	3.6
AAA	18.2
AA	4.2
A	11.4
BBB	18.2
BB	8.4
B	9.8
CCC and below	1.7
Not rated	1.9
Short-term investments and other	2.2

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-19 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       2

COUNTRY COMPOSITION AS OF 11/30/19 (%)

United States	89.6
United Kingdom	4.7
Cayman Islands	2.8
Other countries	2.9
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2019, with the same investment held until November 30, 2019. Look in any other fund shareholder
4	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT

report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
		Account value on 6-1-2019	Ending value on 11-30-2019	Expenses paid during period ended 11-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns[2]	$1,000.00	$1,008.50	$2.46	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class C	Actual expenses/actual returns[2]	1,000.00	1,006.70	5.30	1.40%
	Hypothetical example	1,000.00	1,018.00	7.06	1.40%
Class I	Actual expenses/actual returns[2]	1,000.00	1,010.10	1.55	0.41%
	Hypothetical example	1,000.00	1,023.00	2.07	0.41%
Class R6	Actual expenses/actual returns[2]	1,000.00	1,010.80	1.10	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%
Class NAV	Actual expenses/actual returns[2]	1,000.00	1,010.80	1.10	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
[2]	The inception date for fund is 7-16-19. Actual Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 138/366 (to reflect the period).
SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

Fund’s investments
AS OF 11-30-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.4%				$22,740,005
(Cost $22,679,576)
U.S. Government 5.2%				5,833,206
U.S. Treasury
Note	1.375	10-15-22	1,000,000	993,438
Note	1.500	09-15-22	1,445,000	1,441,049
Note	1.500	09-30-24	1,200,000	1,192,594
Note	1.500	10-31-24	2,220,000	2,206,125
U.S. Government Agency 15.2%				16,906,799
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.611%) (A)	3.785	11-01-44	668,310	684,094
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-31	915,703	955,139
15 Yr Pass Thru	3.500	06-01-31	1,032,738	1,079,817
15 Yr Pass Thru	3.500	11-01-32	1,846,583	1,920,190
15 Yr Pass Thru	3.500	04-01-33	1,794,366	1,861,755
15 Yr Pass Thru	3.500	05-01-33	1,453,900	1,515,384
15 Yr Pass Thru	3.500	04-01-34	1,037,159	1,074,713
15 Yr Pass Thru	3.500	06-01-34	1,076,469	1,123,937
15 Yr Pass Thru	3.500	08-01-34	1,039,050	1,077,626
30 Yr Pass Thru (12 month LIBOR + 1.597%) (A)	2.390	03-01-43	845,230	859,800
30 Yr Pass Thru (12 month LIBOR + 1.565%) (A)	2.776	04-01-47	182,379	186,215
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	12-20-47	929,553	929,738
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	524,788	526,960
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	08-20-46	1,352,174	1,383,669

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	09-20-46	1,688,046	1,727,762
Corporate bonds 42.0%				$46,830,084
(Cost $46,965,642)
Communication services 6.3%				7,016,624
Diversified telecommunication services 2.3%
Cincinnati Bell, Inc. (B)	7.000	07-15-24	162,000	151,673
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	417,000
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	399,798
Radiate Holdco LLC (B)	6.875	02-15-23	400,000	408,000
Telecom Argentina SA (B)	6.500	06-15-21	400,000	379,000
Verizon Communications, Inc.	2.946	03-15-22	750,000	767,483
Entertainment 0.8%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	389,000
Viacom, Inc.	4.500	03-01-21	500,000	512,514
6	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 2.8%
CCO Holdings LLC (B)	4.000	03-01-23	400,000	$407,500
CSC Holdings LLC	6.750	11-15-21	400,000	430,500
DISH DBS Corp.	6.750	06-01-21	400,000	421,456
McGraw-Hill Global Education Holdings LLC (B)	7.875	05-15-24	400,000	332,000
MDC Partners, Inc. (B)	6.500	05-01-24	400,000	364,000
Nielsen Finance LLC (B)	5.000	04-15-22	400,000	402,500
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	408,000
Townsquare Media, Inc. (B)	6.500	04-01-23	400,000	402,000
Wireless telecommunication services 0.4%
Sprint Corp.	7.250	09-15-21	400,000	424,200
Consumer discretionary 3.6%				3,985,615
Auto components 0.5%
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	516,259
Automobiles 1.2%
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	500,059
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	501,429
Mclaren Finance PLC (B)	5.750	08-01-22	400,000	383,200
Hotels, restaurants and leisure 1.5%
International Game Technology PLC (B)	6.250	02-15-22	400,000	422,000
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	400,000	424,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24	400,000	415,000
Wyndham Destinations, Inc.	5.625	03-01-21	400,000	414,000
Specialty retail 0.4%
Group 1 Automotive, Inc. (B)	5.250	12-15-23	400,000	409,668
Consumer staples 1.3%				1,455,106
Beverages 0.4%
Keurig Dr Pepper, Inc.	3.551	05-25-21	500,000	510,333
Food and staples retailing 0.4%
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	430,000
Food products 0.5%
Conagra Brands, Inc.	3.800	10-22-21	500,000	514,773
Energy 5.7%				6,384,413
Energy equipment and services 1.0%
CSI Compressco LP	7.250	08-15-22	400,000	356,000
Nabors Industries, Inc.	5.000	09-15-20	400,000	397,690
Tervita Corp. (B)	7.625	12-01-21	400,000	399,956
Oil, gas and consumable fuels 4.7%
Buckeye Partners LP	4.150	07-01-23	400,000	399,432
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energen Corp.	4.625	09-01-21	400,000	$409,248
MPLX LP (B)	3.500	12-01-22	500,000	511,889
MPLX LP (3 month LIBOR + 1.100%) (A)	3.202	09-09-22	500,000	501,770
Occidental Petroleum Corp.	2.600	08-13-21	500,000	502,467
Parsley Energy LLC (B)	6.250	06-01-24	300,000	311,250
PBF Holding Company LLC	7.000	11-15-23	400,000	415,620
Sabine Pass Liquefaction LLC	5.625	02-01-21	500,000	514,413
Targa Resources Partners LP	4.250	11-15-23	400,000	403,500
The Williams Companies, Inc.	3.600	03-15-22	500,000	513,178
W&T Offshore, Inc. (B)	9.750	11-01-23	400,000	368,000
YPF SA (B)	8.500	03-23-21	400,000	380,000
Financials 12.3%				13,716,024
Banks 6.9%
Bank of America Corp.	2.503	10-21-22	250,000	252,112
Bank of America Corp. (2.639% to 7-21-20, then 3 month LIBOR + 0.660%)	2.369	07-21-21	750,000	751,553
Barclays PLC	3.684	01-10-23	500,000	510,987
Citigroup, Inc.	2.700	03-30-21	500,000	504,218
Citigroup, Inc.	2.750	04-25-22	500,000	507,375
Danske Bank A/S (B)	2.000	09-08-21	800,000	794,799
Discover Bank	3.200	08-09-21	500,000	508,183
HSBC Holdings PLC	2.650	01-05-22	500,000	504,399
HSBC Holdings PLC	2.950	05-25-21	500,000	506,400
Lloyds Banking Group PLC	3.000	01-11-22	500,000	506,867
Regions Financial Corp.	2.750	08-14-22	500,000	507,742
Santander Holdings USA, Inc. (B)	3.244	10-05-26	750,000	753,157
The Royal Bank of Scotland Group PLC	3.875	09-12-23	600,000	624,154
Wells Fargo & Company	2.550	12-07-20	500,000	502,883
Capital markets 1.8%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (B)	8.750	06-01-23	400,000	395,000
Morgan Stanley	3.125	01-23-23	600,000	616,112
The Goldman Sachs Group, Inc.	2.625	04-25-21	570,000	573,996
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	404,577
Consumer finance 1.4%
Capital One Financial Corp.	3.450	04-30-21	500,000	508,923
General Motors Financial Company	3.200	07-06-21	500,000	506,225
Synchrony Financial	2.850	07-25-22	500,000	504,845
Diversified financial services 0.4%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	420,480
8	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 1.4%
AIG Global Funding (B)	2.300	07-01-22	500,000	$502,058
Aon PLC	2.800	03-15-21	500,000	504,441
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	531,575
Thrifts and mortgage finance 0.4%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	512,963
Health care 2.3%				2,549,811
Biotechnology 0.5%
AbbVie, Inc. (B)	2.300	11-21-22	500,000	500,788
Health care providers and services 1.8%
Centene Corp.	4.750	05-15-22	500,000	510,000
CVS Health Corp.	4.100	03-25-25	265,000	284,523
Encompass Health Corp.	5.125	03-15-23	400,000	408,500
MEDNAX, Inc. (B)	5.250	12-01-23	400,000	409,000
Tenet Healthcare Corp.	8.125	04-01-22	400,000	437,000
Industrials 3.0%				3,321,851
Aerospace and defense 0.4%
The Boeing Company	2.300	08-01-21	500,000	502,570
Airlines 1.3%
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	469,792	491,350
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	234,948	248,278
Delta Air Lines, Inc.	3.625	03-15-22	500,000	512,020
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	225,624	244,729
Commercial services and supplies 0.2%
LSC Communications, Inc. (B)	8.750	10-15-23	400,000	202,000
Industrial conglomerates 0.5%
General Electric Company	4.650	10-17-21	500,000	522,472
Professional services 0.5%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	532,687
Trading companies and distributors 0.1%
Air Lease Corp.	2.250	01-15-23	66,000	65,745
Information technology 3.4%				3,785,376
Communications equipment 0.4%
CommScope, Inc. (B)	5.500	03-01-24	400,000	415,500
Electronic equipment, instruments and components 0.8%
Ingram Micro, Inc.	5.000	08-10-22	400,000	408,773
Tech Data Corp.	3.700	02-15-22	500,000	509,251
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.4%
Broadcom Corp.	3.000	01-15-22	500,000	$505,675
Microchip Technology, Inc.	3.922	06-01-21	500,000	510,289
NXP BV (B)	4.125	06-01-21	500,000	512,478
Software 0.4%
NortonLifeLock, Inc.	3.950	06-15-22	400,000	406,575
Technology hardware, storage and peripherals 0.4%
Seagate HDD Cayman	4.250	03-01-22	500,000	516,835
Materials 1.1%				1,251,000
Chemicals 1.1%
Ashland LLC	4.750	08-15-22	400,000	419,000
CVR Partners LP (B)	9.250	06-15-23	400,000	417,000
W.R. Grace & Company (B)	5.125	10-01-21	400,000	415,000
Real estate 1.1%				1,206,200
Equity real estate investment trusts 0.7%
CoreCivic, Inc.	4.125	04-01-20	400,000	400,200
The GEO Group, Inc.	5.875	01-15-22	400,000	389,000
Real estate management and development 0.4%
Williams Scotsman International, Inc. (B)	7.875	12-15-22	400,000	417,000
Utilities 1.9%				2,158,064
Electric utilities 1.5%
Emera US Finance LP	2.700	06-15-21	500,000	503,629
FirstEnergy Corp.	2.850	07-15-22	500,000	507,827
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	400,000	417,004
Vistra Operations Company LLC (B)	3.550	07-15-24	300,000	302,604
Gas utilities 0.4%

AmeriGas Partners LP	5.625	05-20-24	400,000	427,000
Municipal bonds 0.2%				$249,681
(Cost $250,000)
State Public School Building Authority	2.616	04-01-23	250,000	249,681
Term loans (C) 1.2%				$1,285,020
(Cost $1,284,894)
Consumer discretionary 0.3%				297,009
Diversified consumer services 0.3%
Gems Menasa Cayman, Ltd., Term Loan (3 month LIBOR + 5.000%)	6.909	07-31-26	298,502	297,009
Consumer staples 0.5%				499,386
Household products 0.5%
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%)	4.452	02-05-23	498,718	499,386
10	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 0.4%				$488,625
Containers and packaging 0.4%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.234	04-03-24	498,724	488,625
Collateralized mortgage obligations 6.6%				$7,320,361
(Cost $7,284,550)
Commercial and residential 3.0%				3,332,936
Americold LLC Series 2010-ARTA, Class C (B)	6.811	01-14-29	141,000	145,027
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (B)(D)	3.751	09-25-48	222,892	225,768
AOA Mortgage Trust Series 2015-1177, Class C (B)(D)	3.110	12-13-29	250,000	251,670
Arroyo Mortgage Trust Series 2019-1, Class A1 (B)(D)	3.805	01-25-49	421,762	430,291
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	2.736	03-15-37	250,000	248,914
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.202	03-15-37	195,000	194,938
BBCMS Trust Series 2015-MSQ, Class D (B)(D)	4.123	09-15-32	175,000	177,831
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	3.086	03-15-37	222,000	222,139
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	3.515	12-15-37	99,000	99,339
CSMC Trust Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	478,768	477,759
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	2.815	05-15-36	250,000	249,843
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	3.115	05-15-36	250,000	249,843
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	3.165	08-15-34	201,281	201,154
Verus Securitization Trust Series 2018-3, Class A2 (B)(D)	4.180	10-25-58	156,652	158,420
U.S. Government Agency 3.6%				3,987,425
Federal Home Loan Mortgage Corp.
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	2.165	05-15-36	144,331	144,696
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	2.715	12-15-31	124,048	126,421
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	2.165	04-15-27	74,514	73,588
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	2.815	11-15-36	167,403	$172,276
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	2.165	09-15-45	169,312	168,932
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	2.265	08-15-46	159,108	159,107
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	2.165	10-15-46	131,566	131,273
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	2.308	01-25-34	281,382	287,175
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	2.458	02-25-33	179,912	181,761
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	2.108	11-25-36	146,739	146,421
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	2.008	01-25-37	208,231	206,932
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	1.958	07-25-36	149,863	149,244
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	2.528	03-25-37	179,738	183,912
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	2.223	03-25-36	137,765	137,567
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	2.158	11-25-40	146,180	146,447
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	2.178	12-25-40	255,495	255,703
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	2.208	02-25-42	74,056	74,254
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	2.058	11-25-44	405,045	403,515
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	2.281	01-25-47	500,413	500,709

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	2.482	07-25-46	337,515	337,492
Asset backed securities 27.4%				$30,542,779
(Cost $30,485,642)
Asset backed securities 27.4%				30,542,779
American Express Credit Account Master Trust Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,037,868
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	508,764
AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	3.152	11-02-30	500,000	499,785
Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (B)	2.630	06-20-24	500,000	503,042
Ascentium Equipment Receivables Trust Series 2018-1A, Class E (B)	5.360	03-10-25	550,000	572,387
12	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (B)	2.477	08-20-24	500,000	$499,487
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	725,000	723,668
Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	3.186	07-20-31	500,000	497,504
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	3.213	10-18-30	390,000	390,010
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	3.006	04-20-31	555,000	550,662
Citibank Credit Card Issuance Trust Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	1,007,204
Commonbond Student Loan Trust Series 2015-A, Class A (B)	3.200	06-25-32	581,297	582,190
Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	3.701	07-15-26	400,000	400,038
Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	3.211	10-15-30	750,000	749,987
Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,565,024
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	3.190	07-25-47	490,000	489,706
DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	3.708	04-25-40	369,447	372,546
Drug Royalty II LP 2 Series 2014-1, Class A2 (B)	3.484	07-15-23	242,719	242,749
ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	2.708	07-25-69	485,035	484,211
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	142,407	141,940
Exeter Automobile Receivables Trust Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	518,592
First Investors Auto Owner Trust Series 2016-2A, Class D (B)	3.350	11-15-22	500,000	504,711
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	516,647
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	511,204
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	159,400
Ford Credit Auto Lease Trust Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,009,612
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	3.099	11-22-31	685,921	682,834
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Honda Auto Receivables Owner Trust Series 2018-4, Class A3	3.160	01-17-23	2,000,000	$2,036,981
HPEFS Equipment Trust Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	500,953
Iowa Student Loan Liquidity Corp. Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	3.356	06-25-42	204,109	204,788
MMAF Equipment Finance LLC Series 2019-B, Class A2 (B)	2.070	10-12-22	500,000	500,370
Navient Private Education Loan Trust Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	3.365	10-15-31	249,000	252,623
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3	2.900	10-16-23	1,700,000	1,727,592
OnDeck Asset Securitization Trust II LLC Series, 2019-1A, Class C (B)	3.330	11-18-24	400,000	400,000
PFS Financing Corp. Series 2018-B, Class A (B)	2.890	02-15-23	500,000	504,532
Santander Drive Auto Receivables Trust Series 2018-3, Class D	4.070	08-15-24	675,000	694,267
Silvermore CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	3.080	05-15-26	192,250	192,524
SMB Private Education Loan Trust Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	2.515	10-15-35	914,479	913,958
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	464,233	468,184
STORE Master Funding LLC Series 2013-1A, Class A2 (B)	4.650	03-20-43	185,193	190,090
Taco Bell Funding LLC Series 2016-1A, Class A2II (B)	4.377	05-25-46	536,250	543,800
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (B)(D)	2.500	11-25-60	595,833	596,262
Series 2015-5, Class A1B (B)(D)	2.750	05-25-55	39,930	39,988
Series 2017-1, Class A1 (B)(D)	2.750	10-25-56	526,180	528,308
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3	3.020	12-15-22	500,000	506,767
Wellfleet CLO, Ltd. Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	3.546	10-20-28	500,000	494,684
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	512,479
Series 2018-3A, Class C (B)	3.610	10-16-23	500,000	507,826
Series 2019-2A, Class C (B)	2.840	07-15-24	500,000	504,031

14	JOHN HANCOCK SHORT DURATION BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.7%				$837,000
(Cost $836,965)
U.S. Government Agency 0.7%				837,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	666,000	666,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	171,000	171,000

Total investments (Cost $109,787,269) 98.5%	$109,804,930
Other assets and liabilities, net 1.5%	1,636,439
Total net assets 100.0%	$111,441,369

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,484,303 or 35.4% of the fund's net assets as of 11-30-19.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-19, the aggregate cost of investments for federal income tax purposes was $109,951,972. Net unrealized depreciation aggregated to $147,042, of which $298,186 related to gross unrealized appreciation and $445,228 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $109,787,269)	$109,804,930
Cash	908,341
Dividends and interest receivable	691,223
Receivable for fund shares sold	315,833
Receivable from affiliates	1,410
Other assets	74,184
Total assets	111,795,921
Liabilities
Distributions payable	303,915
Payable for fund shares repurchased	88
Payable to affiliates
Accounting and legal services fees	8,333
Transfer agent fees	87
Trustees' fees	473
Other liabilities and accrued expenses	41,656
Total liabilities	354,552
Net assets	$111,441,369
Net assets consist of
Paid-in capital	$111,713,600
Total distributable earnings (loss)	(272,231)
Net assets	$111,441,369

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($297,614 ÷ 29,837 shares)[1]	$9.97
Class C ($49,876 ÷ 5,000 shares)[1]	$9.98
Class I ($1,994,046 ÷ 199,870 shares)	$9.98
Class R6 ($49,875 ÷ 5,000 shares)	$9.98
Class NAV ($109,049,958 ÷ 10,932,077 shares)	$9.98
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$10.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 11-30-191 (unaudited)

Investment income
Interest	$1,285,058
Expenses
Investment management fees	89,769
Distribution and service fees	381
Accounting and legal services fees	8,424
Transfer agent fees	182
Trustees' fees	654
Custodian fees	14,893
State registration fees	2,808
Printing and postage	4,934
Professional fees	68,988
Other	3,193
Total expenses	194,226
Less expense reductions	(75,267)
Net expenses	118,959
Net investment income	1,166,099
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(62,622)
(62,622)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	17,661
17,661
Net realized and unrealized loss	(44,961)
Increase in net assets from operations	$1,121,138
[1] Period from 7-16-19 (commencement of operations) to 11-30-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	17

STATEMENT OF CHANGES IN NET ASSETS

Period ended 11-30-19[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,166,099
Net realized loss	(62,622)
Change in net unrealized appreciation (depreciation)	17,661
Increase in net assets resulting from operations	1,121,138
Distributions to shareholders
From earnings
Class A	(2,423)
Class C	(432)
Class I	(1,439)
Class R6	(640)
Class NAV	(1,388,435)
Total distributions	(1,393,369)
From fund share transactions	111,713,600
Total increase	111,441,369
Net assets
Beginning of period	—
End of period	$111,441,369

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
18	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES	Period ended 11-30-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.09
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.08
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$9.97
Total return (%)[3,4]	0.85 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [7]
Expenses including reductions	0.65 [7]
Net investment income	2.48 [7]
Portfolio turnover (%)	24

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	19

CLASS C SHARES	Period ended 11-30-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.07
Net realized and unrealized gain (loss) on investments	— [3]
Total from investment operations	0.07
Less distributions
From net investment income	(0.09)
Net asset value, end of period	$9.98
Total return (%)[4,5]	0.67 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58 [8]
Expenses including reductions	1.40 [8]
Net investment income	1.74 [8]
Portfolio turnover (%)	24

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
20	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES	Period ended 11-30-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.06
Net realized and unrealized gain (loss) on investments	0.04
Total from investment operations	0.10
Less distributions
From net investment income	(0.12)
Net asset value, end of period	$9.98
Total return (%)[3]	1.01 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59 [5]
Expenses including reductions	0.41 [5]
Net investment income	1.48 [5]
Portfolio turnover (%)	24

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	21

CLASS R6 SHARES	Period ended 11-30-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	0.11
Less distributions
From net investment income	(0.13)
Net asset value, end of period	$9.98
Total return (%)[3]	1.08 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48 [6]
Expenses including reductions	0.29 [6]
Net investment income	2.85 [6]
Portfolio turnover (%)	24

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
22	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES	Period ended 11-30-19[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.11
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	0.11
Less distributions
From net investment income	(0.13)
Net asset value, end of period	$9.98
Total return (%)[3]	1.08 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47 [5]
Expenses including reductions	0.29 [5]
Net investment income	2.84 [5]
Portfolio turnover (%)	24

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on July 16, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
24	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	25

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The fund’s federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
26	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: 0.220% of the first $250 million of the fund’s average daily net assets; and 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended November 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. For purposes of these agreements, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense, and “expenses of Class A, Class C, Class I, and Class R6 shares” means all “expenses of the fund” attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	27

For the period ended November 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$160
Class C	35
Class I	100
Class	Expense reduction
Class R6	$35
Class NAV	74,937
Total	$75,267

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended November 30, 2019, were equivalent to a net annual effective rate rate of 0.04% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended November 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended November 30, 2019, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended November 30, 2019, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
28	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended November 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$194	$92
Class C	187	20
Class I	—	69
Class R6	—	1
Total	$381	$182
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended November 30, 2019 were as follows:
	Period ended 11-30-19[1]
	Shares	Amount
Class A shares
Sold	35,567	$355,427
Distributions reinvested	184	1,836
Repurchased	(5,914)	(59,163)
Net increase	29,837	$298,100
Class C shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
Class I shares
Sold	207,324	$2,069,335
Distributions reinvested	78	778
Repurchased	(7,532)	(75,274)
Net increase	199,870	$1,994,839
Class R6 shares
Sold	5,000	$50,000
Net increase	5,000	$50,000
SEMIANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	29

	Period ended 11-30-19[1]
	Shares	Amount
Class NAV shares
Sold	11,210,759	$112,105,683
Distributions reinvested	138,996	1,388,435
Repurchased	(417,679)	(4,173,457)
Net increase	10,932,076	$109,320,661
Total net increase	11,171,783	$111,713,600

[1]	Period from 7-16-19 (commencement of operations) to 11-30-19.
Affiliates of the fund owned 17%, 100%, 3% and 100% of shares of Class A, Class C, Class I and Class R6, repectively, on November 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $134,335,534 and $25,034,813, respectively, for the period ended November 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $6,602,683 and $755,424, respectively, for the period ended November 30, 2019.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2019, funds within the John Hancock group of funds complex held 97.9% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	43.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	41.6%
John Hancock Funds II Multimanager 2020 Lifetime Portfolio	7.1%
30	JOHN HANCOCK Short Duration Bond Fund | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Short Duration Bond Fund (the New Fund).

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) (the Advisory Agreement); and
(b)	an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation to be paid to affiliates of the Advisor. The Board also took into account information provided by management regarding the New Fund at its in-person Board meeting held on March 25-28, 2019, which included information about the portfolio management team that would be responsible for managing the New Fund, among other information. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       31

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the Funds' advisory and subadvisory arrangements in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring the New Fund and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance with respect to all funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Funds;

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       32

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the New Fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services to be provided by the Advisor and the Subadvisor. The Board noted that the New Fund's anticipated management fees include both advisory and administrative costs. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management's discussion of the New Fund's anticipated expenses. The Board considered that the New Fund's anticipated management fees and net total expenses were each below the median and average of a peer group of comparable funds. The Board also took into account management's discussion with respect to the proposed management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services to be provided to the New Fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the New Fund, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the New Fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       33

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the New Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also will provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that Manulife Investment Management (US) LLC is an affiliate of the Advisor;
(h)	noted that affiliates of the Advisor are expected to provide transfer agency services and distribution services to the New Fund;
(i)	noted that the Advisor also will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(j)	noted that the subadvisory fees for the New Fund will be paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grow and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       34

(b)	reviewed the New Fund's proposed advisory fee structure and concluded that: (i) the New Fund's proposed fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the proposed advisory fee for the New Fund; and (ii) although economies of scale cannot be measured with precision, this arrangement may permit the New Fund's shareholders to benefit from economies of scale if the New Fund grows; and
(c)	also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's businesses, including current subadvisory services to other funds in the John Hancock family of funds;
(2)	the performance of comparable funds, as applicable, managed by the New Fund's Subadvisor;
(3)	the proposed subadvisory fees for the New Fund, including any breakpoints; and
(4)	information regarding the affiliated Subadvisor's material relationships and potential conflicts of interest relating to the provision of services to the New Fund.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       35

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the expected profitability to the Subadvisor of its relationship to the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale as the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       36

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       37

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1028741	472SA 11/19 1/20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 7, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 7, 2020